UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2018

Gateway Fund

Gateway Equity Call Premium Fund

Mirova Global Green Bond Fund

Mirova Global Sustainable Equity Fund

GATEWAY FUND

Managers	Symbols
Daniel M. Ashcraft, CFA®	Class A GATEX
Michael T. Buckius, CFA®	Class C GTECX
Paul R. Stewart, CFA®	Class N GTENX
Kenneth H. Toft, CFA®	Class Y GTEYX
Gateway Investment Advisers, LLC

Investment Goal

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

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Average Annual Total Returns — June 30 20184

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 2/19/08)
NAV	-0.11%	4.53%	5.21%	3.64%	—%	0.77%	0.70%

Class A (Inception 12/07/77)
NAV	-0.21	4.27	4.96	3.39	—	1.02	0.94
With 5.75% Maximum Sales Charge	-5.94	-1.71	3.73	2.78	—

Class C (Inception 2/19/08)
NAV	-0.61	3.48	4.17	2.61	—	1.77	1.70
With CDSC[1]	-1.60	2.48	4.17	2.61	—

Class N (Inception 5/1/17)
NAV	-0.06	4.61	—	—	5.02	0.74	0.65

Comparative Performance
S&P 500® Index[2]	2.65	14.37	13.42	10.17	14.03
Bloomberg Barclays U.S. Aggregate Bond Index[3]	-1.62	-0.40	2.27	3.72	0.42

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For more recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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GATEWAY EQUITY CALL PREMIUM FUND

Managers	Symbols
Daniel M. Ashcraft, CFA®	Class A GCPAX
Michael T. Buckius, CFA®	Class C GCPCX
Kenneth H. Toft, CFA®	Class N GCPNX
Gateway Investment Advisers, LLC	Class Y GCPYX

Investment Goal

The Fund seeks total return with less risk than U.S. equity markets.

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Average Annual Total Returns — June 30, 20184

					Expense Ratios[5]
	6 Months	1 Year	Life of Class		Gross	Net

Class Y (Inception 9/30/14)			Class Y/A/C	Class N
NAV	-0.07%	5.97%	6.35%	—%	1.05%	0.95%

Class A (Inception 9/30/14)
NAV	-0.14	5.62	6.09	—	1.30	1.20
With 5.75% Maximum Sales Charge	-5.91	-0.46	4.42	—

Class C (Inception 9/30/14)
NAV	-0.45	4.88	5.33	—	2.05	1.95
With CDSC[1]	-1.45	3.88	5.33	—

Class N (Inception 5/1/17)
NAV	0.04	6.02	—	6.45	14.26	0.90

Comparative Performance
CBOE S&P 500 BuyWrite Index (BXMSM)[2]	1.78	7.28	6.93	8.11
S&P 500® Index[3]	2.65	14.37	11.22	14.03

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The CBOE S&P 500 BuyWrite Index (BXMSM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500® Index (SPXSM) “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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MIROVA GLOBAL GREEN BOND FUND

Managers	Symbols
Christopher Wigley	Class A MGGAX
Marc Briand	Class N MGGNX
Ostrum Asset Management U.S., LLC (formerly, Natixis Asset Management U.S., LLC)	Class Y MGGYX

Investment Goal

The Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds.

Average Annual Total Returns — June 30, 20182

				Expense Ratios[3]
	6 Months	1 Year	Life of Fund	Gross	Net

Class Y (Inception 2/28/17)
NAV	0.05%	1.31%	1.28%	3.62%	0.71%

Class A (Inception 2/28/17)
NAV	-0.06	1.10	1.05	5.23	0.96
With 4.25% Maximum Sales Charge	-4.29	-3.24	-2.16

Class N (Inception 2/28/17)
NAV	0.06	1.33	1.38	1.11	0.67

Comparative Performance
Bloomberg Barclays MSCI Green Bond Index[1]	0.58	2.56	2.70

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

The Bloomberg Barclays MSCI Green Bond Index provides a broad-based measure of global fixed-income securities issued to fund projects with direct environmental benefits according to MSCI ESG Research’s green bond criteria. The green bonds are primarily investment-grade, or may be classified by other sources when bond ratings are not available. The Index may include green bonds from the corporate, securitized, Treasury, or government-related sectors.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Managers	Symbols
Jens Peers, CFA®	Class A ESGMX
Suzanne Senellart	Class C ESGCX
Hua Cheng, CFA®, PhD	Class N ESGNX
Ostrum Asset Management U.S., LLC (formerly, Natixis Asset Management U.S., LLC)	Class Y ESGYX

Investment Goal

The Fund seeks long-term capital appreciation.

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MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Average Annual Total Returns — June 30, 20183

					Expense Ratios[4]
	6 Months	1 Year	Life of Class		Gross	Net

Class Y (Inception 3/31/16)			Class Y/A/C	Class N
NAV	2.02%	13.28%	13.31%	—%	1.16%	1.05%

Class A (Inception 3/31/16)
NAV	1.88	13.03	13.04	—	1.43	1.30
With 5.75% Maximum Sales Charge	-3.99	6.53	10.11	—

Class C (Inception 3/31/16)
NAV	1.50	12.11	12.19	—	2.18	2.05
With CDSC[1]	0.50	11.11	12.19	—

Class N (Inception 5/1/17)
NAV	2.02	13.32	—	14.55	14.30	1.00

Comparative Performance
MSCI World Index (Net)[2]	0.43	11.09	13.38	11.60

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

MSCI World Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets. It is composed of common stocks of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived form third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2018 through June 30, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your Class.

The second line for the table of each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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GATEWAY FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Class A
Actual	$1,000.00	$997.90	$4.66
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71
Class C
Actual	$1,000.00	$993.90	$8.40
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class N
Actual	$1,000.00	$999.40	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26
Class Y
Actual	$1,000.00	$998.90	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.70%, 0.65% and 0.70% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

GATEWAY EQUITY CALL PREMIUM FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Class A
Actual	$1,000.00	$998.60	$5.95
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$995.50	$9.65
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74
Class N
Actual	$1,000.00	$1,000.40	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
Class Y
Actual	$1,000.00	$999.30	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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MIROVA GLOBAL GREEN BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Class A
Actual	$1,000.00	$999.40	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81
Class N
Actual	$1,000.00	$1,000.60	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.31
Class Y
Actual	$1,000.00	$1,000.50	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.96%, 0.66% and 0.70% for Class A, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

MIROVA GLOBAL SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Class A
Actual	$1,000.00	$1,018.80	$6.51
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Class C
Actual	$1,000.00	$1,015.00	$10.24
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.24
Class N
Actual	$1,000.00	$1,020.20	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01
Class Y
Actual	$1,000.00	$1,020.20	$5.26
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05%, 1.00% and 1.05% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers (the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts, with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category, where available, performance ratings provided by a third-party, where available, total return

|  12

information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2018. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, for any Funds with more than one year’s performance, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

13  |

The Board noted that, through December 31, 2017, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Gateway Fund	32%	30%	80%
Gateway Equity Call Premium Fund	11%	6%	N/A
Mirova Global Sustainable Equity Fund	17%	N/A	N/A
Mirova Global Green Bond Fund	N/A	N/A	N/A

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance was competitive when compared to the relevant performance category; and (3) that the Fund’s performance had been consistent with its investment objective of earning positive returns while meaningfully reducing equity market volatility and mitigating downside risk, such that its performance relative to its category would be expected to lag in certain market conditions. With respect to Mirova Global Green Bond Fund, which commenced operations on February 28, 2017 and thus had not yet been in operation for a full year as of December 31, 2017, one-, three-, and five-year performance was not available, although the Board did consider the Fund’s performance over other periods.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to

|  14

effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds have expense caps in place, and they considered the amounts waived or reimbursed by the Advisers for the Funds under their caps.

The Trustees noted that the Mirova Global Sustainable Equity Fund had an advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including: (1) that management believes the fee rate is reasonable considering that the profitability from the advisory and administrative relationships with the Fund was still negative; and (2) that the Fund’s advisory fee was not significantly above the peer group median.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that the Gateway Fund had breakpoints in its advisory fee and

15  |

that each Fund was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2019.

|  16

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks — 97.5% of Net Assets
	Aerospace & Defense — 2.5%
250,221	Boeing Co. (The)(a)	$83,951,648
57,682	Huntington Ingalls Industries, Inc.(a)	12,504,881
252,454	Raytheon Co.(a)	48,769,064
42,306	TransDigm Group, Inc.(a)	14,601,493
392,820	United Technologies Corp.(a)	49,114,284

		208,941,370

	Air Freight & Logistics — 0.5%
394,897	United Parcel Service, Inc., Class B(a)	41,949,908

	Airlines — 0.4%
107,742	Alaska Air Group, Inc.(a)	6,506,539
330,509	American Airlines Group, Inc.(a)	12,546,122
266,319	JetBlue Airways Corp.(a)(b)	5,054,735
169,380	United Continental Holdings, Inc.(a)(b)	11,810,867

		35,918,263

	Auto Components — 0.1%
36,398	Adient PLC	1,790,418
45,405	Autoliv, Inc.(a)	6,502,904
52,486	Cooper Tire & Rubber Co.(a)	1,380,382

		9,673,704

	Automobiles — 0.4%
2,457,532	Ford Motor Co.(a)	27,204,879
15,980	Tesla, Inc.(a)(b)	5,480,341

		32,685,220

	Banks — 6.2%
334,523	Associated Banc-Corp(a)	9,132,478
3,991,854	Bank of America Corp.(a)	112,530,364
1,103,110	Citigroup, Inc.(a)	73,820,121
1,252,979	Huntington Bancshares, Inc.(a)	18,493,970
1,465,103	JPMorgan Chase & Co.(a)	152,663,733
332,605	Old National Bancorp(a)	6,186,453
64,746	Signature Bank(a)(b)	8,279,718
44,605	SVB Financial Group(a)(b)	12,880,140
807,344	U.S. Bancorp(a)	40,383,347
1,678,887	Wells Fargo & Co.(a)	93,077,495

		527,447,819

	Beverages — 2.0%
1,727,514	Coca-Cola Co. (The)(a)	75,768,764
241,521	Monster Beverage Corp.(a)(b)	13,839,154
703,567	PepsiCo, Inc.(a)	76,597,339

		166,205,257

	Biotechnology — 3.0%
606,162	AbbVie, Inc.(a)	56,160,909
125,445	Alexion Pharmaceuticals, Inc.(a)(b)	15,573,997

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Biotechnology — continued
298,196	Amgen, Inc.(a)	$55,044,000
93,835	Biogen, Inc.(a)(b)	27,234,670
358,090	Celgene Corp.(a)(b)	28,439,508
533,487	Gilead Sciences, Inc.(a)	37,792,219
46,571	Seattle Genetics, Inc.(a)(b)	3,091,849
48,686	Shire PLC, Sponsored ADR(a)	8,218,197
25,386	TESARO, Inc.(a)(b)	1,128,915
118,760	Vertex Pharmaceuticals, Inc.(a)(b)	20,184,449

		252,868,713

	Building Products — 0.4%
235,129	Fortune Brands Home & Security, Inc.(a)	12,624,076
401,198	Johnson Controls International PLC(a)	13,420,073
37,467	Lennox International, Inc.(a)	7,499,020

		33,543,169

	Capital Markets — 2.3%
630,391	Charles Schwab Corp. (The)(a)	32,212,980
174,273	CME Group, Inc.(a)	28,566,830
173,506	Eaton Vance Corp.(a)	9,055,278
176,351	Goldman Sachs Group, Inc. (The)(a)	38,897,740
393,785	Intercontinental Exchange, Inc.(a)	28,962,887
114,865	Legg Mason, Inc.(a)	3,989,261
742,584	Morgan Stanley(a)	35,198,482
68,462	MSCI, Inc.(a)	11,325,669
114,987	TD Ameritrade Holding Corp.(a)	6,297,838
112,365	Waddell & Reed Financial, Inc., Class A	2,019,199

		196,526,164

	Chemicals — 1.8%
17,782	AdvanSix, Inc.(a)(b)	651,355
115,188	Ashland Global Holdings, Inc.(a)	9,005,398
65,262	Celanese Corp., Series A(a)	7,247,998
53,140	Chemours Co. (The)(a)	2,357,290
1,044,867	DowDuPont, Inc.(a)	68,877,632
168,176	Eastman Chemical Co.(a)	16,810,873
36,897	Ingevity Corp.(a)(b)	2,983,491
211,503	LyondellBasell Industries NV, Class A(a)	23,233,604
77,861	Olin Corp.(a)	2,236,168
171,746	RPM International, Inc.(a)	10,016,227
236,738	Valvoline, Inc.(a)	5,106,439

		148,526,475

	Commercial Services & Supplies — 0.5%
93,918	Copart, Inc.(a)(b)	5,312,002
100,997	Waste Connections, Inc.(a)	7,603,054
317,652	Waste Management, Inc.(a)	25,837,814

		38,752,870

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 1.3%
12,752	Arista Networks, Inc.(a)(b)	$3,283,513
1,960,270	Cisco Systems, Inc.(a)	84,350,418
115,934	Motorola Solutions, Inc.(a)	13,491,240
23,152	Palo Alto Networks, Inc.(a)(b)	4,757,041

		105,882,212

	Consumer Finance — 0.7%
121,623	Ally Financial, Inc.(a)	3,195,036
385,280	American Express Co.(a)	37,757,440
273,240	Discover Financial Services(a)	19,238,829

		60,191,305

	Containers & Packaging — 0.4%
120,641	Avery Dennison Corp.(a)	12,317,446
135,652	Sonoco Products Co.(a)	7,121,730
228,840	WestRock Co.(a)	13,048,457

		32,487,633

	Distributors — 0.2%
149,114	Genuine Parts Co.(a)	13,687,174

	Diversified Financial Services — 1.8%
823,996	Berkshire Hathaway, Inc., Class B(a)(b)	153,798,853

	Diversified Telecommunication Services — 2.0%
2,799,020	AT&T, Inc.(a)	89,876,532
1,496,481	Verizon Communications, Inc.(a)	75,287,959

		165,164,491

	Electric Utilities — 1.6%
614,082	Alliant Energy Corp.(a)	25,987,950
671,022	American Electric Power Co., Inc.(a)	46,468,273
525,021	Duke Energy Corp.(a)	41,518,661
135,917	Evergy, Inc.(a)	7,631,740
87,627	Hawaiian Electric Industries, Inc.(a)	3,005,606
194,039	OGE Energy Corp.(a)	6,832,113

		131,444,343

	Electrical Equipment — 0.5%
229,541	Eaton Corp. PLC(a)	17,155,894
341,749	Emerson Electric Co.(a)	23,628,526
36,487	Hubbell, Inc.(a)	3,858,135
73,808	nVent Electric PLC(a)(b)	1,852,581

		46,495,136

	Electronic Equipment, Instruments & Components — 0.4%
598,992	Corning, Inc.(a)	16,478,270
227,260	TE Connectivity Ltd.(a)	20,467,036

		36,945,306

	Energy Equipment & Services — 1.0%
284,698	Baker Hughes, a GE Co.(a)	9,403,575
489,562	Halliburton Co.(a)	22,059,664

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Energy Equipment & Services — continued
302,209	Patterson-UTI Energy, Inc.(a)	$5,439,762
719,157	Schlumberger Ltd.(a)	48,205,093

		85,108,094

	Food & Staples Retailing — 1.0%
565,838	Walgreens Boots Alliance, Inc.(a)	33,958,767
608,569	Walmart, Inc.(a)	52,123,935

		86,082,702

	Food Products — 1.0%
85,855	Bunge Ltd.(a)	5,984,952
403,780	Conagra Brands, Inc.(a)	14,427,059
66,489	Ingredion, Inc.(a)	7,360,332
317,646	Kraft Heinz Co. (The)(a)	19,954,522
118,515	Lamb Weston Holdings, Inc.(a)	8,119,463
804,571	Mondelez International, Inc., Class A(a)	32,987,411

		88,833,739

	Gas Utilities — 0.1%
90,899	National Fuel Gas Co.(a)	4,814,011
15,334	WGL Holdings, Inc.(a)	1,360,893

		6,174,904

	Health Care Equipment & Supplies — 2.9%
763,559	Abbott Laboratories(a)	46,569,464
47,638	Align Technology, Inc.(a)(b)	16,298,865
338,269	Baxter International, Inc.(a)	24,977,783
802,569	Boston Scientific Corp.(a)(b)	26,244,006
292,284	Hologic, Inc.(a)(b)	11,618,289
66,055	Intuitive Surgical, Inc.(a)(b)	31,605,997
861,635	Medtronic PLC(a)	73,764,572
106,088	ResMed, Inc.(a)	10,988,595
24,419	Teleflex, Inc.(a)	6,549,420

		248,616,991

	Health Care Providers & Services — 3.2%
210,364	Aetna, Inc.(a)	38,601,794
151,540	Anthem, Inc.(a)	36,071,066
425,320	CVS Health Corp.(a)	27,369,342
308,783	Express Scripts Holding Co.(a)(b)	23,841,136
163,885	HCA Healthcare, Inc.(a)	16,814,601
164,011	Patterson Cos., Inc.(a)	3,718,129
107,436	Quest Diagnostics, Inc.(a)	11,811,514
429,195	UnitedHealth Group, Inc.(a)	105,298,701
71,490	Universal Health Services, Inc., Class B(a)	7,966,846

		271,493,129

	Health Care Technology — 0.0%
47,158	Veeva Systems, Inc., Class A(a)(b)	3,624,564

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 1.6%
33,735	Domino’s Pizza, Inc.(a)	$9,519,005
92,305	Hilton Grand Vacations, Inc.(a)(b)	3,202,983
241,118	Hilton Worldwide Holdings, Inc.(a)	19,086,901
59,763	Las Vegas Sands Corp.(a)	4,563,503
398,158	McDonald’s Corp.(a)	62,387,377
82,034	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	2,296,952
401,803	MGM Resorts International(a)	11,664,341
91,903	Restaurant Brands International, Inc.(a)	5,541,751
39,919	Vail Resorts, Inc.(a)	10,945,391
401,168	Wendy’s Co. (The)(a)	6,892,066

		136,100,270

	Household Durables — 0.4%
327,842	Newell Brands, Inc.(a)	8,455,045
2,654	NVR, Inc.(a)(b)	7,883,309
286,997	Toll Brothers, Inc.(a)	10,616,019
27,819	Tupperware Brands Corp.(a)	1,147,255
52,559	Whirlpool Corp.(a)	7,685,703

		35,787,331

	Household Products — 1.4%
582,205	Colgate-Palmolive Co.(a)	37,732,706
1,061,719	Procter & Gamble Co. (The)(a)	82,877,785

		120,610,491

	Industrial Conglomerates — 1.9%
267,316	3M Co.(a)	52,586,404
3,471,138	General Electric Co.(a)	47,242,188
429,021	Honeywell International, Inc.(a)	61,800,475

		161,629,067

	Insurance — 2.1%
530,942	Aflac, Inc.(a)	22,841,125
266,008	Allstate Corp. (The)(a)	24,278,550
149,909	American Financial Group, Inc.(a)	16,089,733
482,754	American International Group, Inc.(a)	25,595,617
180,061	Aon PLC(a)	24,698,968
484,122	Arch Capital Group Ltd.(a)(b)	12,809,868
296,125	Arthur J. Gallagher & Co.(a)	19,331,040
121,715	FNF Group(a)	4,578,918
237,812	Lincoln National Corp.(a)	14,803,797
181,697	XL Group Ltd.(a)	10,165,947

		175,193,563

	Internet & Direct Marketing Retail — 4.2%
150,173	Amazon.com, Inc.(a)(b)	255,264,065
19,657	Booking Holdings, Inc.(a)(b)	39,846,508
163,837	Netflix, Inc.(a)(b)	64,130,717

		359,241,290

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Internet Software & Services — 5.7%
65,197	Alphabet, Inc., Class A(a)(b)	$73,619,800
168,456	Alphabet, Inc., Class C(a)(b)	187,937,936
15,012	Baidu, Inc., Sponsored ADR(a)(b)	3,647,916
448,953	eBay, Inc.(a)(b)	16,279,036
939,392	Facebook, Inc., Class A(a)(b)	182,542,654
7,580	MercadoLibre, Inc.(a)	2,265,889
103,668	VeriSign, Inc.(a)(b)	14,246,057
40,793	Zillow Group, Inc., Class C(a)(b)	2,409,235

		482,948,523

	IT Services — 3.9%
208,601	Automatic Data Processing, Inc.(a)	27,981,738
40,509	Black Knight, Inc.(a)(b)	2,169,257
124,578	Broadridge Financial Solutions, Inc.(a)	14,338,928
321,138	Cognizant Technology Solutions Corp., Class A(a)	25,366,691
235,256	Fidelity National Information Services, Inc.(a)	24,944,194
44,087	FleetCor Technologies, Inc.(a)(b)	9,286,926
389,246	International Business Machines Corp.(a)	54,377,666
192,336	Paychex, Inc.(a)	13,146,166
504,254	PayPal Holdings, Inc.(a)(b)	41,989,231
838,361	Visa, Inc., Class A(a)	111,040,914
379,264	Western Union Co. (The)(a)	7,710,437

		332,352,148

	Leisure Products — 0.1%
405,813	Mattel, Inc.(a)	6,663,449
35,016	Polaris Industries, Inc.(a)	4,278,255

		10,941,704

	Life Sciences Tools & Services — 0.2%
70,877	Illumina, Inc.(a)(b)	19,795,237

	Machinery — 1.6%
285,844	Caterpillar, Inc.(a)	38,780,456
116,361	Cummins, Inc.(a)	15,476,013
170,807	Deere & Co.(a)	23,878,819
131,499	Parker Hannifin Corp.(a)	20,494,119
180,965	Pentair PLC(a)	7,615,007
59,403	Snap-on, Inc.(a)	9,547,250
143,487	Stanley Black & Decker, Inc.(a)	19,056,509
63,479	Timken Co. (The)(a)	2,764,510

		137,612,683

	Media — 2.0%
1,897,476	Comcast Corp., Class A(a)	62,256,188
103,860	Liberty Broadband Corp., Class C(a)(b)	7,864,279
180,523	Liberty Global PLC, Series C(a)(b)	4,803,717
83,437	Liberty Latin America Ltd., Class C(a)(b)	1,617,009
222,965	News Corp., Class B(a)	3,533,995
189,560	Omnicom Group, Inc.(a)	14,457,741

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Media — continued
1,323,068	Sirius XM Holdings, Inc.(a)	$8,957,170
668,287	Walt Disney Co. (The)(a)	70,043,161

		173,533,260

	Metals & Mining — 0.2%
171,684	Southern Copper Corp.(a)	8,046,829
206,058	Steel Dynamics, Inc.(a)	9,468,365
51,012	Worthington Industries, Inc.	2,140,974

		19,656,168

	Multi-Utilities — 1.4%
401,532	Ameren Corp.(a)	24,433,222
609,976	CenterPoint Energy, Inc.(a)	16,902,435
273,147	Consolidated Edison, Inc.(a)	21,300,003
374,870	Public Service Enterprise Group, Inc.(a)	20,295,462
541,369	WEC Energy Group, Inc.(a)	34,999,506

		117,930,628

	Multiline Retail — 0.4%
127,295	Nordstrom, Inc.(a)	6,591,335
364,432	Target Corp.(a)	27,740,564

		34,331,899

	Oil, Gas & Consumable Fuels — 5.2%
126,723	Cheniere Energy, Inc.(a)(b)	8,261,072
775,644	Chevron Corp.(a)	98,064,671
202,115	Concho Resources, Inc.(a)(b)	27,962,610
708,041	ConocoPhillips(a)	49,293,815
260,757	Continental Resources, Inc.(a)(b)	16,886,623
1,622,420	Exxon Mobil Corp.(a)	134,222,807
470,790	Gulfport Energy Corp.(a)(b)	5,917,830
88,456	HollyFrontier Corp.(a)	6,053,044
463,874	Occidental Petroleum Corp.(a)	38,816,976
279,397	ONEOK, Inc.(a)	19,510,293
314,511	Phillips 66(a)	35,322,731

		440,312,472

	Personal Products — 0.0%
59,560	Herbalife Nutrition Ltd.(a)(b)	3,199,563

	Pharmaceuticals — 4.4%
180,342	Allergan PLC(a)	30,066,618
612,235	Bristol-Myers Squibb Co.(a)	33,881,085
388,694	Eli Lilly & Co.(a)	33,167,259
27,123	Jazz Pharmaceuticals PLC(a)(b)	4,673,293
1,016,415	Johnson & Johnson(a)	123,331,796
1,046,762	Merck & Co., Inc.(a)	63,538,454
2,233,297	Pfizer, Inc.(a)	81,024,015

		369,682,520

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Professional Services — 0.4%
53,481	Dun & Bradstreet Corp. (The)(a)	$6,559,444
50,995	ManpowerGroup, Inc.(a)	4,388,630
195,964	Verisk Analytics, Inc.(a)(b)	21,093,565

		32,041,639

	REITs – Apartments — 0.5%
192,021	Camden Property Trust(a)	17,498,874
617,097	UDR, Inc.(a)	23,165,821

		40,664,695

	REITs – Diversified — 0.2%
179,401	Digital Realty Trust, Inc.(a)	20,017,564

	REITs – Health Care — 0.4%
260,504	Healthcare Realty Trust, Inc.(a)	7,575,456
206,117	Sabra Health Care REIT, Inc.(a)	4,478,923
265,800	Senior Housing Properties Trust(a)	4,808,322
310,797	Ventas, Inc.(a)	17,699,889

		34,562,590

	REITs – Hotels — 0.1%
159,507	Park Hotels & Resorts, Inc.(a)	4,885,699

	REITs – Mortgage — 0.3%
644,819	AGNC Investment Corp.(a)	11,987,185
1,234,994	Annaly Capital Management, Inc.(a)	12,708,088

		24,695,273

	REITs – Office Property — 0.3%
217,750	Kilroy Realty Corp.(a)	16,470,610
276,737	Mack-Cali Realty Corp.(a)	5,612,226

		22,082,836

	REITs – Shopping Centers — 0.3%
354,094	Regency Centers Corp.(a)	21,982,156

	REITs – Storage — 0.2%
178,201	Extra Space Storage, Inc.(a)	17,786,242

	REITs – Warehouse/Industrials — 0.4%
664,704	Duke Realty Corp.(a)	19,296,357
271,168	Liberty Property Trust(a)	12,020,878

		31,317,235

	Road & Rail — 0.9%
146,168	Avis Budget Group, Inc.(a)(b)	4,750,460
63,846	Canadian Pacific Railway Ltd.(a)	11,685,095
581,003	CSX Corp.(a)	37,056,371
167,459	Hertz Global Holdings, Inc.(a)(b)	2,568,821
111,584	Old Dominion Freight Line, Inc.(a)	16,621,553

		72,682,300

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 4.1%
422,682	Advanced Micro Devices, Inc.(a)(b)	$6,336,003
231,380	Analog Devices, Inc.(a)	22,193,970
700,989	Applied Materials, Inc.(a)	32,378,682
1,773,743	Intel Corp.(a)	88,172,765
172,347	Microchip Technology, Inc.(a)	15,674,960
417,907	Micron Technology, Inc.(a)(b)	21,915,043
238,186	NVIDIA Corp.(a)	56,426,263
594,824	QUALCOMM, Inc.(a)	33,381,523
156,838	Skyworks Solutions, Inc.(a)	15,158,393
221,363	Teradyne, Inc.(a)	8,427,289
453,301	Texas Instruments, Inc.(a)	49,976,435

		350,041,326

	Software — 6.2%
380,288	Activision Blizzard, Inc.(a)	29,023,580
256,488	Adobe Systems, Inc.(a)(b)	62,534,339
78,121	ANSYS, Inc.(a)(b)	13,607,116
383,459	Cadence Design Systems, Inc.(a)(b)	16,607,609
54,410	Check Point Software Technologies Ltd.(a)(b)	5,314,769
36,215	Dell Technologies, Inc., Class V(a)(b)	3,063,065
78,463	Fortinet, Inc.(a)(b)	4,898,445
2,903,845	Microsoft Corp.(a)	286,348,155
367,409	Nuance Communications, Inc.(a)(b)	5,101,474
1,255,543	Oracle Corp.(a)	55,319,225
102,299	PTC, Inc.(a)(b)	9,596,669
41,728	ServiceNow, Inc.(a)(b)	7,196,828
347,387	Symantec Corp.(a)	7,173,542
58,429	Take-Two Interactive Software, Inc.(a)(b)	6,915,656
49,369	VMware, Inc., Class A(a)(b)	7,255,762
44,172	Workday, Inc., Class A(a)(b)	5,350,113

		525,306,347

	Specialty Retail — 2.5%
261,528	American Eagle Outfitters, Inc.(a)	6,080,526
112,219	Foot Locker, Inc.(a)	5,908,330
178,688	Gap, Inc. (The)(a)	5,787,704
533,384	Home Depot, Inc. (The)(a)	104,063,218
119,254	L Brands, Inc.(a)	4,398,088
410,580	Lowe’s Cos., Inc.(a)	39,239,131
101,550	Tiffany & Co.(a)	13,363,980
337,121	TJX Cos., Inc. (The)(a)	32,087,177

		210,928,154

	Technology Hardware, Storage & Peripherals — 4.1%
1,855,581	Apple, Inc.(a)	343,486,599

	Textiles, Apparel & Luxury Goods — 0.5%
74,951	Lululemon Athletica, Inc.(a)(b)	9,357,632
212,485	Michael Kors Holdings Ltd.(a)(b)	14,151,501

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — continued
681,244	Under Armour, Inc., Class A(a)(b)	$15,314,365
108,010	Under Armour, Inc., Class C(b)	2,276,851

		41,100,349

	Tobacco — 1.0%
675,278	Altria Group, Inc.(a)	38,349,037
576,065	Philip Morris International, Inc.(a)	46,511,488
76,584	Vector Group Ltd.(a)	1,461,223

		86,321,748

	Trading Companies & Distributors — 0.1%
73,209	GATX Corp.(a)	5,434,304

	Wireless Telecommunication Services — 0.1%
187,217	Sprint Corp.(b)	1,018,460
71,226	T-Mobile US, Inc.(a)(b)	4,255,754

		5,274,214

	Total Common Stocks (Identified Cost $5,863,929,552)	8,250,539,595

	Total Purchased Options — 0.5%
	(Identified Cost $58,506,688) (see detail below)	44,901,715

Principal Amount
Short-Term Investments — 2.7%
$227,046,370	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $227,067,182 on 7/02/2018 collateralized by $65,000,000 U.S. Treasury Note, 1.125% due 8/31/2021 valued at $62,263,630; $19,950,000 U.S. Treasury Note, 2.125% due 8/15/2021 valued at $19,802,131; $2,005,000 U.S. Treasury Note, 1.375% due 12/31/2018 valued at $2,010,409; $149,325,000 U.S. Treasury Note, 2.000% due 12/31/2021 valued at $147,513,538 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $227,046,370)	227,046,370

	Total Investments — 100.7% (Identified Cost $6,149,482,610)	8,522,487,680
	Other assets less liabilities — (0.7)%	(55,572,922)

	Net Assets — 100.0%	$8,466,914,758

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Purchased Options — 0.5%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 0.5%
S&P 500® Index, Put(b)	07/20/2018	2,425	6,520	$1,772,377,240	$11,634,518	$1,467,000
S&P 500® Index, Put(b)	08/17/2018	2,475	3,502	951,973,174	6,977,735	3,677,100
S&P 500® Index, Put(b)	08/17/2018	2,500	3,593	976,710,341	7,230,912	4,329,565
S&P 500® Index, Put(b)	08/17/2018	2,550	4,280	1,163,462,360	6,519,263	6,826,600
S&P 500® Index, Put(b)	09/21/2018	2,475	4,334	1,178,141,558	10,044,045	9,079,730
S&P 500® Index, Put(b)	09/21/2018	2,500	3,546	963,934,002	8,900,075	8,297,640
S&P 500® Index, Put(b)	09/21/2018	2,525	4,284	1,164,549,708	7,200,140	11,224,080

Total					$58,506,688	$44,901,715

Written Options — (0.8%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (0.8%)
S&P 500® Index, Call	07/13/2018	2,760	(3,315)	$(901,139,655)	$(10,154,390)	$(2,701,725)
S&P 500® Index, Call	07/20/2018	2,700	(3,426)	(931,313,562)	(25,686,435)	(15,776,730)
S&P 500® Index, Call	07/20/2018	2,725	(3,178)	(863,897,986)	(15,636,185)	(9,422,770)
S&P 500® Index, Call	07/20/2018	2,775	(3,445)	(936,478,465)	(14,115,888)	(2,600,975)
S&P 500® Index, Call	07/20/2018	2,800	(3,334)	(906,304,558)	(8,660,065)	(941,855)
S&P 500® Index, Call	07/27/2018	2,740	(3,405)	(925,604,985)	(9,417,243)	(9,006,225)
S&P 500® Index, Call	08/17/2018	2,700	(3,133)	(851,665,321)	(26,622,667)	(19,628,245)
S&P 500® Index, Call	08/17/2018	2,775	(3,427)	(931,585,399)	(16,098,332)	(6,836,865)
S&P 500® Index, Call	08/17/2018	2,800	(3,396)	(923,158,452)	(12,726,510)	(3,837,480)

Total					$(139,117,715)	$(70,752,870)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Industry Summary at June 30, 2018 (Unaudited)

Banks	6.2%
Software	6.2
Internet Software & Services	5.7
Oil, Gas & Consumable Fuels	5.2
Pharmaceuticals	4.4
Internet & Direct Marketing Retail	4.2
Semiconductors & Semiconductor Equipment	4.1
Technology Hardware, Storage & Peripherals	4.1
IT Services	3.9
Health Care Providers & Services	3.2
Biotechnology	3.0
Health Care Equipment & Supplies	2.9
Specialty Retail	2.5
Aerospace & Defense	2.5
Capital Markets	2.3
Insurance	2.1
Media	2.0
Beverages	2.0
Diversified Telecommunication Services	2.0
Other Investments, less than 2% each	29.5
Short-Term Investments	2.7

Total Investments	100.7
Other assets less liabilities (including open written options)	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 99.5% of Net Assets
	Aerospace & Defense — 2.0%
1,830	Boeing Co. (The)(a)	$613,983
420	Huntington Ingalls Industries, Inc.(a)	91,052
596	KLX, Inc.(a)(b)	42,852
1,254	Lockheed Martin Corp.(a)	370,469
895	Rockwell Collins, Inc.(a)	120,539

		1,238,895

	Air Freight & Logistics — 0.7%
1,024	FedEx Corp.(a)	232,509
2,077	United Parcel Service, Inc., Class B(a)	220,640

		453,149

	Airlines — 0.5%
323	Alaska Air Group, Inc.(a)	19,506
2,610	Delta Air Lines, Inc.(a)	129,299
2,323	JetBlue Airways Corp.(a)(b)	44,091
1,288	United Continental Holdings, Inc.(a)(b)	89,812

		282,708

	Auto Components — 0.2%
437	Adient PLC(a)	21,496
393	Lear Corp.(a)	73,023

		94,519

	Automobiles — 0.4%
5,873	General Motors Co.(a)	231,396

	Banks — 6.3%
27,744	Bank of America Corp.(a)	782,103
7,943	Citigroup, Inc.(a)	531,546
1,756	Comerica, Inc.(a)	159,656
302	East West Bancorp, Inc.(a)	19,690
4,725	Fifth Third Bancorp(a)	135,607
483	First Republic Bank(a)	46,750
8,896	Huntington Bancshares, Inc.(a)	131,305
10,792	JPMorgan Chase & Co.(a)	1,124,526
148	Signature Bank(a)(b)	18,926
1,927	SunTrust Banks, Inc.(a)	127,221
229	SVB Financial Group(a)(b)	66,126
11,806	Wells Fargo & Co.(a)	654,525

		3,797,981

	Beverages — 1.6%
9,356	Coca-Cola Co. (The)(a)	410,354
5,220	PepsiCo, Inc.(a)	568,302

		978,656

	Biotechnology — 2.8%
4,731	AbbVie, Inc.(a)	438,327
302	Alexion Pharmaceuticals, Inc.(a)(b)	37,493

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Biotechnology — continued
209	Alkermes PLC(b)	$8,603
272	Alnylam Pharmaceuticals, Inc.(a)(b)	26,789
2,210	Amgen, Inc.(a)	407,944
709	Biogen, Inc.(a)(b)	205,780
459	BioMarin Pharmaceutical, Inc.(a)(b)	43,238
3,025	Celgene Corp.(a)(b)	240,246
3,581	Gilead Sciences, Inc.(a)	253,678
932	Incyte Corp.(a)(b)	62,444

		1,724,542

	Building Products — 0.6%
1,461	A.O. Smith Corp.(a)	86,418
1,791	Fortune Brands Home & Security, Inc.(a)	96,159
3,462	Johnson Controls International PLC(a)	115,804
330	Lennox International, Inc.(a)	66,049

		364,430

	Capital Markets — 2.2%
4,185	Bank of New York Mellon Corp. (The)(a)	225,697
469	BlackRock, Inc.(a)	234,050
1,397	Goldman Sachs Group, Inc. (The)(a)	308,136
6,081	Morgan Stanley(a)	288,239
571	MSCI, Inc.(a)	94,461
1,207	Raymond James Financial, Inc.(a)	107,845
469	SEI Investments Co.(a)	29,322
1,022	TD Ameritrade Holding Corp.(a)	55,975

		1,343,725

	Chemicals — 1.8%
342	AdvanSix, Inc.(b)	12,528
1,579	Air Products & Chemicals, Inc.(a)	245,898
686	Albemarle Corp.(a)	64,711
940	Ashland Global Holdings, Inc.(a)	73,489
569	Celanese Corp., Series A(a)	63,193
2,051	Huntsman Corp.(a)	59,889
547	International Flavors & Fragrances, Inc.(a)	67,806
1,156	Nutrien Ltd.(a)	62,863
1,051	PPG Industries, Inc.(a)	109,020
1,761	Praxair, Inc.(a)	278,502
2,795	Valvoline, Inc.(a)	60,288

		1,098,187

	Commercial Services & Supplies — 0.4%
886	Waste Connections, Inc.(a)	66,698
2,413	Waste Management, Inc.(a)	196,274

		262,972

	Communications Equipment — 1.2%
74	Arista Networks, Inc.(a)(b)	19,054
959	ARRIS International PLC(a)(b)	23,443

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — continued
15,075	Cisco Systems, Inc.(a)	$648,677
213	Palo Alto Networks, Inc.(a)(b)	43,765

		734,939

	Consumer Finance — 1.1%
2,148	Ally Financial, Inc.(a)	56,428
2,883	American Express Co.(a)	282,534
2,260	Capital One Financial Corp.(a)	207,694
3,756	Synchrony Financial(a)	125,375

		672,031

	Containers & Packaging — 0.5%
1,178	Crown Holdings, Inc.(a)(b)	52,727
2,475	International Paper Co.(a)	128,898
866	Packaging Corp. of America(a)	96,810

		278,435

	Diversified Financial Services — 1.7%
5,569	Berkshire Hathaway, Inc., Class B(a)(b)	1,039,454

	Diversified Telecommunication Services — 2.1%
22,114	AT&T, Inc.(a)	710,081
11,520	Verizon Communications, Inc.(a)	579,571

		1,289,652

	Electric Utilities — 2.1%
8,882	Alliant Energy Corp.(a)	375,886
6,389	American Electric Power Co., Inc.(a)	442,438
1,083	Evergy, Inc.(a)	60,810
1,147	OGE Energy Corp.(a)	40,386
3,742	PG&E Corp.(a)	159,260
4,296	Southern Co. (The)(a)	198,948

		1,277,728

	Electrical Equipment — 0.5%
355	Acuity Brands, Inc.(a)	41,134
3,652	Emerson Electric Co.(a)	252,499

		293,633

	Electronic Equipment, Instruments & Components — 0.3%
755	Arrow Electronics, Inc.(a)(b)	56,836
768	Avnet, Inc.(a)	32,940
4,491	Flex Ltd.(a)(b)	63,368

		153,144

	Energy Equipment & Services — 0.9%
249	McDermott International, Inc.(b)	4,893
3,420	National Oilwell Varco, Inc.(a)	148,428
1,382	Oceaneering International, Inc.(a)	35,186
5,115	Schlumberger Ltd.(a)	342,858

		531,365

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Food & Staples Retailing — 1.6%
1,649	Costco Wholesale Corp.(a)	$344,608
2,035	Sysco Corp.(a)	138,970
2,805	Walgreens Boots Alliance, Inc.(a)	168,342
3,695	Walmart, Inc.(a)	316,477

		968,397

	Food Products — 1.0%
1,272	Hain Celestial Group, Inc. (The)(a)(b)	37,906
375	Ingredion, Inc.(a)	41,512
2,285	Kellogg Co.(a)	159,653
6,766	Mondelez International, Inc., Class A(a)	277,406
808	Post Holdings, Inc.(a)(b)	69,504
535	TreeHouse Foods, Inc.(a)(b)	28,093

		614,074

	Gas Utilities — 0.1%
1,514	UGI Corp.(a)	78,834

	Health Care Equipment & Supplies — 2.8%
6,581	Abbott Laboratories(a)	401,375
393	Align Technology, Inc.(a)(b)	134,461
541	Cooper Cos., Inc. (The)(a)	127,378
858	DENTSPLY SIRONA, Inc.(a)	37,555
2,327	Hologic, Inc.(a)(b)	92,498
697	IDEXX Laboratories, Inc.(a)(b)	151,904
5,057	Medtronic PLC(a)	432,930
1,317	ResMed, Inc.(a)	136,415
926	STERIS PLC(a)	97,239
289	Teleflex, Inc.(a)	77,513

		1,689,268

	Health Care Providers & Services — 3.3%
1,372	Anthem, Inc.(a)	326,577
1,168	Centene Corp.(a)(b)	143,909
3,223	CVS Health Corp.(a)	207,400
2,633	Express Scripts Holding Co.(a)(b)	203,294
1,035	McKesson Corp.(a)	138,069
379	MEDNAX, Inc.(a)(b)	16,403
3,427	UnitedHealth Group, Inc.(a)	840,780
389	WellCare Health Plans, Inc.(a)(b)	95,788

		1,972,220

	Health Care Technology — 0.1%
476	Veeva Systems, Inc., Class A(a)(b)	36,585

	Hotels, Restaurants & Leisure — 1.5%
116	Domino’s Pizza, Inc.(a)	32,732
867	Hilton Grand Vacations, Inc.(a)(b)	30,085
2,240	Hilton Worldwide Holdings, Inc.(a)	177,318
671	Las Vegas Sands Corp.(a)	51,237
1,020	McDonald’s Corp.(a)	159,824

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
3,424	MGM Resorts International(a)	$99,399
4,196	Starbucks Corp.(a)	204,975
221	Yum China Holdings, Inc.	8,500
1,755	Yum! Brands, Inc.(a)	137,276

		901,346

	Household Durables — 0.3%
1,508	Leggett & Platt, Inc.(a)	67,317
1,415	Newell Brands, Inc.(a)	36,493
2,731	Toll Brothers, Inc.(a)	101,020

		204,830

	Household Products — 1.7%
2,291	Church & Dwight Co., Inc.(a)	121,790
856	Clorox Co. (The)(a)	115,774
1,475	Kimberly-Clark Corp.(a)	155,376
8,248	Procter & Gamble Co. (The)(a)	643,839

		1,036,779

	Industrial Conglomerates — 2.0%
1,885	3M Co.(a)	370,817
28,602	General Electric Co.(a)	389,273
3,159	Honeywell International, Inc.(a)	455,054

		1,215,144

	Insurance — 2.0%
1,273	American Financial Group, Inc.(a)	136,631
2,703	Arch Capital Group Ltd.(a)(b)	71,521
2,266	Chubb Ltd.(a)	287,827
1,334	Cincinnati Financial Corp.(a)	89,191
2,193	Lincoln National Corp.(a)	136,514
2,452	Prudential Financial, Inc.(a)	229,287
441	Reinsurance Group of America, Inc.(a)	58,865
592	RenaissanceRe Holdings Ltd.(a)	71,230
949	Willis Towers Watson PLC(a)	143,868

		1,224,934

	Internet & Direct Marketing Retail — 4.5%
1,096	Amazon.com, Inc.(a)(b)	1,862,981
157	Booking Holdings, Inc.(a)(b)	318,253
47	Liberty Expedia Holdings, Inc., Series A(a)(b)	2,065
1,254	Netflix, Inc.(a)(b)	490,853
1,552	Qurate Retail, Inc., Class A(a)(b)	32,934

		2,707,086

	Internet Software & Services — 5.3%
259	Alibaba Group Holding Ltd., Sponsored ADR(a)(b)	48,052
917	Alphabet, Inc., Class A(a)(b)	1,035,467
726	Alphabet, Inc., Class C(a)(b)	809,962
6,725	Facebook, Inc., Class A(a)(b)	1,306,802

		3,200,283

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	IT Services — 4.2%
2,178	Accenture PLC, Class A(a)	$356,299
680	Amdocs Ltd.(a)	45,009
223	FleetCor Technologies, Inc.(a)(b)	46,975
543	Gartner, Inc.(a)(b)	72,165
1,053	Global Payments, Inc.(a)	117,399
2,806	International Business Machines Corp.(a)	391,998
2,885	MasterCard, Inc., Class A(a)	566,960
1,745	Paychex, Inc.(a)	119,271
6,270	Visa, Inc., Class A(a)	830,462

		2,546,538

	Leisure Products — 0.1%
590	Brunswick Corp.(a)	38,043
224	Polaris Industries, Inc.(a)	27,369

		65,412

	Life Sciences Tools & Services — 0.7%
480	Illumina, Inc.(a)(b)	134,059
1,410	Thermo Fisher Scientific, Inc.(a)	292,068

		426,127

	Machinery — 1.2%
425	AGCO Corp.(a)	25,806
2,587	Caterpillar, Inc.(a)	350,978
789	Cummins, Inc.(a)	104,937
1,079	IDEX Corp.(a)	147,262
339	WABCO Holdings, Inc.(a)(b)	39,670
374	Wabtec Corp.(a)	36,869

		705,522

	Media — 2.3%
871	AMC Networks, Inc., Class A(a)(b)	54,176
14,234	Comcast Corp., Class A(a)	467,018
628	GCI Liberty, Inc., Class A(a)(b)	28,310
7,571	Sirius XM Holdings, Inc.(a)	51,256
6,038	Twenty-First Century Fox, Inc., Class A(a)	300,028
4,695	Walt Disney Co. (The)(a)	492,083

		1,392,871

	Metals & Mining — 0.3%
6,260	Barrick Gold Corp.(a)	82,194
1,565	Steel Dynamics, Inc.(a)	71,912

		154,106

	Multi-Utilities — 0.4%
4,713	Public Service Enterprise Group, Inc.(a)	255,162

	Multiline Retail — 0.2%
1,780	Nordstrom, Inc.(a)	92,168

	Oil, Gas & Consumable Fuels — 5.6%
1,236	Cheniere Energy, Inc.(a)(b)	80,575
6,080	Chevron Corp.(a)	768,694

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
1,213	Concho Resources, Inc.(a)(b)	$167,819
6,360	Encana Corp.(a)	82,998
1,343	Energen Corp.(a)(b)	97,797
12,713	Exxon Mobil Corp.(a)	1,051,747
1,026	HollyFrontier Corp.(a)	70,209
3,648	Noble Energy, Inc.(a)	128,701
3,961	Occidental Petroleum Corp.(a)	331,457
2,749	Phillips 66(a)	308,740
1,049	Pioneer Natural Resources Co.(a)	198,513
695	Whiting Petroleum Corp.(a)(b)	36,640
5,217	WPX Energy, Inc.(a)(b)	94,063

		3,417,953

	Pharmaceuticals — 4.1%
1,251	Allergan PLC(a)	208,567
4,361	Bristol-Myers Squibb Co.(a)	241,338
3,264	Eli Lilly & Co.(a)	278,517
199	Jazz Pharmaceuticals PLC(a)(b)	34,288
7,937	Johnson & Johnson(a)	963,075
2,187	Merck & Co., Inc.(a)	132,751
17,619	Pfizer, Inc.(a)	639,217

		2,497,753

	Professional Services — 0.3%
310	ManpowerGroup, Inc.(a)	26,678
1,334	Verisk Analytics, Inc.(a)(b)	143,592

		170,270

	Real Estate Management & Development — 0.0%
176	Jones Lang LaSalle, Inc.(a)	29,214

	REITs – Apartments — 0.8%
1,681	American Campus Communities, Inc.(a)	72,081
423	Camden Property Trust(a)	38,548
443	Essex Property Trust, Inc.(a)	105,908
1,035	Mid-America Apartment Communities, Inc.(a)	104,193
3,862	UDR, Inc.(a)	144,980

		465,710

	REITs – Diversified — 0.7%
1,899	Crown Castle International Corp.(a)	204,750
1,330	Digital Realty Trust, Inc.(a)	148,401
540	SBA Communications Corp.(a)(b)	89,165

		442,316

	REITs – Hotels — 0.1%
1,828	Park Hotels & Resorts, Inc.(a)	55,992

	REITs – Mortgage — 0.2%
3,683	AGNC Investment Corp.(a)	68,467
8,083	Annaly Capital Management, Inc.(a)	83,174

		151,641

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	REITs – Office Property — 0.3%
1,019	Kilroy Realty Corp.(a)	$77,077
1,081	SL Green Realty Corp.(a)	108,673

		185,750

	REITs – Shopping Centers — 0.2%
1,845	Regency Centers Corp.(a)	114,538

	REITs – Single Tenant — 0.3%
1,710	National Retail Properties, Inc.(a)	75,172
1,828	Realty Income Corp.(a)	98,328

		173,500

	REITs – Storage — 0.2%
1,120	Extra Space Storage, Inc.(a)	111,787

	REITs – Warehouse/Industrials — 0.2%
4,510	Duke Realty Corp.(a)	130,925

	Road & Rail — 1.0%
1,121	Norfolk Southern Corp.(a)	169,125
469	Old Dominion Freight Line, Inc.(a)	69,862
2,732	Union Pacific Corp.(a)	387,070

		626,057

	Semiconductors & Semiconductor Equipment — 3.9%
5,471	Applied Materials, Inc.(a)	252,706
13,503	Intel Corp.(a)	671,234
2,720	Maxim Integrated Products, Inc.(a)	159,555
1,879	NVIDIA Corp.(a)	445,135
1,064	NXP Semiconductors NV(a)(b)	116,263
4,550	QUALCOMM, Inc.(a)	255,346
3,730	Texas Instruments, Inc.(a)	411,233
981	Versum Materials, Inc.(a)	36,444

		2,347,916

	Software — 6.5%
2,778	Activision Blizzard, Inc.(a)	212,017
1,525	Adobe Systems, Inc.(a)(b)	371,810
560	ANSYS, Inc.(a)(b)	97,541
1,739	Cadence Design Systems, Inc.(a)(b)	75,316
825	CDK Global, Inc.(a)	53,666
264	Check Point Software Technologies Ltd.(a)(b)	25,788
275	Dell Technologies, Inc., Class V(a)(b)	23,259
342	Fortinet, Inc.(a)(b)	21,351
21,391	Microsoft Corp.(a)	2,109,367
8,872	Oracle Corp.(a)	390,900
2,196	salesforce.com, inc.(a)(b)	299,534
539	ServiceNow, Inc.(a)(b)	92,961
1,052	Synopsys, Inc.(a)(b)	90,020
596	Take-Two Interactive Software, Inc.(a)(b)	70,543
135	Ultimate Software Group, Inc. (The)(a)(b)	34,737

		3,968,810

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — 2.6%
606	Advance Auto Parts, Inc.(a)	$82,234
1,011	Dick’s Sporting Goods, Inc.(a)	35,638
1,145	Foot Locker, Inc.(a)	60,284
3,807	Home Depot, Inc. (The)(a)	742,746
2,921	Lowe’s Cos., Inc.(a)	279,160
2,887	TJX Cos., Inc. (The)(a)	274,785
334	Ulta Beauty, Inc.(a)(b)	77,976
583	Williams-Sonoma, Inc.(a)	35,784

		1,588,607

	Technology Hardware, Storage & Peripherals — 4.5%
13,419	Apple, Inc.(a)	2,483,991
6,840	Hewlett Packard Enterprise Co.(a)	99,932
7,665	HP, Inc.(a)	173,919

		2,757,842

	Textiles, Apparel & Luxury Goods — 0.9%
388	Carter’s, Inc.(a)	42,055
3,129	Hanesbrands, Inc.(a)	68,901
344	Lululemon Athletica, Inc.(a)(b)	42,948
4,597	NIKE, Inc., Class B(a)	366,289
849	Skechers U.S.A., Inc., Class A(a)(b)	25,479

		545,672

	Tobacco — 1.3%
6,758	Altria Group, Inc.(a)	383,787
4,913	Philip Morris International, Inc.(a)	396,676

		780,463

	Water Utilities — 0.3%
1,820	American Water Works Co., Inc.(a)	155,392

	Wireless Telecommunication Services — 0.0%
1,378	Sprint Corp.(b)	7,496

	Total Common Stocks (Identified Cost $44,751,083)	60,354,831

Principal Amount
Short-Term Investments — 1.8%
$1,066,922	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $1,067,020 on 7/02/2018 collateralized by $1,105,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $1,089,131 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,066,922)	1,066,922

	Total Investments — 101.3% (Identified Cost $45,818,005)	61,421,753
	Other assets less liabilities — (1.3)%	(763,353)

	Net Assets — 100.0%	$60,658,400

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Written Options — (0.9%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (0.9%)
S&P 500® Index, Call	07/13/2018	2,760	(24)	$(6,524,088)	$(74,340)	$(19,560)
S&P 500® Index, Call	07/20/2018	2,700	(25)	(6,795,925)	(187,438)	(115,125)
S&P 500® Index, Call	07/20/2018	2,725	(23)	(6,252,251)	(113,542)	(68,195)
S&P 500® Index, Call	07/20/2018	2,775	(26)	(7,067,762)	(106,535)	(19,630)
S&P 500® Index, Call	07/20/2018	2,800	(24)	(6,524,088)	(62,340)	(6,780)
S&P 500® Index, Call	07/27/2018	2,740	(23)	(6,252,251)	(63,611)	(60,835)
S&P 500® Index, Call	08/17/2018	2,700	(25)	(6,795,925)	(212,438)	(156,625)
S&P 500® Index, Call	08/17/2018	2,775	(25)	(6,795,925)	(117,437)	(49,875)
S&P 500® Index, Call	08/17/2018	2,800	(24)	(6,524,088)	(89,940)	(27,120)

Total					$(1,027,621)	$(523,745)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Industry Summary at June 30, 2018 (Unaudited)

Software	6.5%
Banks	6.3
Oil, Gas & Consumable Fuels	5.6
Internet Software & Services	5.3
Technology Hardware, Storage & Peripherals	4.5
Internet & Direct Marketing Retail	4.5
IT Services	4.2
Pharmaceuticals	4.1
Semiconductors & Semiconductor Equipment	3.9
Health Care Providers & Services	3.3
Biotechnology	2.8
Health Care Equipment & Supplies	2.8
Specialty Retail	2.6
Media	2.3
Capital Markets	2.2
Diversified Telecommunication Services	2.1
Electric Utilities	2.1
Aerospace & Defense	2.0
Insurance	2.0
Industrial Conglomerates	2.0
Other Investments, less than 2% each	28.4
Short-Term Investments	1.8

Total Investments	101.3
Other assets less liabilities (including open written options)	(1.3)

Net Assets	100.0%

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Mirova Global Green Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 94.5% of Net Assets
	Australia — 0.4%
100,000	National Australia Bank Ltd., GMTN, 0.350%, 9/07/2022, (EUR)(a)	$116,393

	Austria — 1.3%
300,000	Verbund AG, 1.500%, 11/20/2024, (EUR)(a)	367,720

	Belgium — 2.2%
500,000	Kingdom of Belgium, Series 86, 1.250%, 4/22/2033, (EUR)(a)	597,855

	Brazil — 0.7%
200,000	Fibria Overseas Finance Ltd., 5.500%, 1/17/2027	199,000

	Canada — 2.7%
1,000,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(a)	744,297

	Denmark — 0.9%
200,000	Orsted AS, 1.500%, 11/26/2029, (EUR)(a)	232,793

	Finland — 0.7%
200,000	Municipality Finance PLC, 1.375%, 9/21/2021(a)	190,535

	France — 15.9%
100,000	Agence Francaise de Developpement, EMTN, 1.375%, 9/17/2024, (EUR)(a)	124,651
400,000	Electricite de France S.A., 3.625%, 10/13/2025(a)	391,607
400,000	Electricite de France S.A., EMTN, 1.000%, 10/13/2026, (EUR)(a)	455,029
100,000	Engie S.A., EMTN, 1.500%, 3/27/2028, (EUR)(a)	119,373
1,450,000	France Government Bond OAT, 1.750%, 6/25/2039, (EUR)(a)	1,836,656
300,000	ICADE, 1.500%, 9/13/2027, (EUR)(a)	343,865
100,000	SNCF Reseau EPIC, EMTN, 1.000%, 11/09/2031, (EUR)(a)	115,253
400,000	SNCF Reseau EPIC, EMTN, 1.875%, 3/30/2034, (EUR)(a)	506,956
400,000	Unibail-Rodamco SE, EMTN, 1.000%, 3/14/2025, (EUR)(a)	469,658

		4,363,048

	Germany — 3.6%
100,000	Berlin Hyp AG, 0.500%, 9/26/2023, (EUR)(a)	116,768
100,000	Deutsche Kreditbank AG, Series 100, 0.625%, 6/08/2021, (EUR)(a)	117,902
100,000	Kreditanstalt fuer Wiederaufbau, 1.750%, 10/15/2019(a)	98,940
400,000	Kreditanstalt fuer Wiederaufbau, 2.000%, 9/29/2022(a)	385,866
370,000	Kreditanstalt fuer Wiederaufbau, MTN, 2.400%, 7/02/2020, (AUD)(a)	274,266

		993,742

	India — 2.0%
600,000	Indian Railway Finance Corp. Ltd., 3.835%, 12/13/2027(a)	557,604

	Indonesia — 0.7%
200,000	Republic of Indonesia, 3.750%, 3/01/2023(a)	195,828

	Italy — 3.8%
400,000	Ferrovie dello Stato Italiane S.p.A., EMTN, 0.875%, 12/07/2023, (EUR)(a)	458,398
200,000	Hera SpA, EMTN, 2.375%, 7/04/2024, (EUR)(a)	250,563
300,000	Intesa Sanpaolo SpA, EMTN, 0.875%, 6/27/2022, (EUR)(a)	343,091

		1,052,052

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Mirova Global Green Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Japan — 6.0%
700,000	Mizuho Financial Group, Inc., EMTN, 0.956%, 10/16/2024, (EUR)(a)	$817,057
700,000	Sumitomo Mitsui Financial Group, Inc., EMTN, 0.934%, 10/11/2024, (EUR)(a)	816,520

		1,633,577

	Korea — 2.2%
400,000	Hyundai Capital Services, Inc., 2.875%, 3/16/2021(a)	391,192
200,000	Korea Water Resources Corp., EMTN, 3.875%, 5/15/2023(a)	201,191

		592,383

	Mexico — 0.7%
200,000	Nacional Financiera SNC, 3.375%, 11/05/2020	199,000

	Netherlands — 17.7%
500,000	Enel Finance International NV, EMTN, 1.000%, 9/16/2024, (EUR)(a)	576,484
600,000	Enel Finance International NV, EMTN, 1.125%, 9/16/2026, (EUR)(a)	662,524
500,000	Iberdrola International BV, (fixed rate to 5/22/2023, variable rate thereafter), 1.875%, (EUR)(a)(b)	557,624
500,000	Iberdrola International BV, EMTN, 1.125%, 4/21/2026, (EUR)(a)	576,828
100,000	innogy Finance BV, EMTN, 1.250%, 10/19/2027, (EUR)(a)	114,148
1,000,000	Nederlandse Waterschapsbank NV, 2.375%, 3/24/2026(a)	948,728
100,000	Nederlandse Waterschapsbank NV, EMTN, 1.000%, 9/03/2025, (EUR)	121,843
100,000	TenneT Holding BV, (fixed rate to 6/01/2024, variable rate thereafter), 2.995%, (EUR)(b)	116,868
100,000	TenneT Holding BV, EMTN, 1.250%, 10/24/2033, (EUR)(a)	111,428
300,000	TenneT Holding BV, EMTN, 1.375%, 6/26/2029, (EUR)(a)	352,008
400,000	TenneT Holding BV, EMTN, 1.750%, 6/04/2027, (EUR)(a)	494,702
200,000	TenneT Holding BV, EMTN, 1.875%, 6/13/2036, (EUR)	237,012

		4,870,197

	Norway — 0.7%
200,000	Kommunalbanken AS, MTN, 1.375%, 10/26/2020(a)	193,833

	Spain — 0.4%
100,000	ACS Servicios Comunicaciones y Energia, S.L., 1.875%, 4/20/2026, (EUR)(a)	114,375

	Supranationals — 9.6%
100,000	Asian Development Bank, GMTN, 2.375%, 8/10/2027(a)	94,992
100,000	European Investment Bank, 1.500%, 11/15/2047, (EUR)(a)	117,432
100,000	European Investment Bank, 2.125%, 4/13/2026(a)	93,758
200,000	European Investment Bank, 2.375%, 5/24/2027(a)	189,694
700,000	European Investment Bank, 2.500%, 10/15/2024(a)	679,240
600,000	European Investment Bank, EMTN, 0.500%, 11/13/2037, (EUR)(a)	607,921
200,000	International Bank for Reconstruction & Development, Series GDIF, 2.125%, 3/03/2025(a)	190,000
600,000	International Finance Corp., GMTN, 2.000%, 10/24/2022(a)	579,059
100,000	International Finance Corp., GMTN, 2.125%, 4/07/2026(a)	93,962

		2,646,058

	Sweden — 4.3%
1,200,000	Svensk Exportkredit AB, GMTN, 1.875%, 6/23/2020(a)	1,178,843

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Mirova Global Green Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United Kingdom — 5.8%
500,000	Anglian Water Services Financing PLC, EMTN, 1.625%, 8/10/2025, (GBP)(a)	$639,706
600,000	SSE PLC, EMTN, 0.875%, 9/06/2025, (EUR)(a)	695,712
200,000	Transport for London, EMTN, 2.125%, 4/24/2025, (GBP)(a)	269,018

		1,604,436

	United States — 12.2%
300,000	Apple, Inc., 2.850%, 2/23/2023(a)	295,319
900,000	Apple, Inc., 3.000%, 6/20/2027(a)	855,447
300,000	Bank of America Corp., (fixed rate to 5/17/2021, variable rate thereafter), MTN, 3.499%, 5/17/2022(a)	299,897
400,000	Digital Realty Trust LP, 3.950%, 7/01/2022(a)	404,088
500,000	DTE Electric Co., Series A, 4.050%, 5/15/2048(a)	496,531
400,000	Southern Power Co., 4.150%, 12/01/2025(a)	400,621
500,000	Southern Power Co., Series 2016, 1.000%, 6/20/2022, (EUR)(a)	594,422

		3,346,325

	Total Bonds and Notes (Identified Cost $25,684,262)	25,989,894

	Total Investments — 94.5% (Identified Cost $25,684,262)	25,989,894
	Other assets less liabilities — 5.5%	1,504,562

	Net Assets — 100.0%	$27,494,456

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Perpetual bond with no specified maturity date.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

At June 30, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/28/2018	10	$2,120,801	$2,118,281	$(2,520)
30 Year U.S. Treasury Bond	9/19/2018	1	145,416	145,000	(416)
German Euro BOBL	9/06/2018	5	768,070	771,740	3,670
German Euro Bund	9/06/2018	1	186,265	189,826	3,561

Total					$4,295

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Mirova Global Green Bond Fund – (continued)

At June 30, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/19/2018	7	$837,892	$841,313	$(3,421)
5 Year U.S. Treasury Note	9/28/2018	20	2,279,600	2,272,344	7,256
Australian Dollar	9/17/2018	5	383,460	369,899	13,561
British Pound	9/17/2018	12	1,011,189	992,700	18,489
Canadian Dollar	9/18/2018	11	855,712	837,760	17,952
Euro	9/17/2018	98	14,525,459	14,377,213	148,246
Euro-Buxl® 30 Year Bond	9/06/2018	1	204,994	207,518	(2,524)
Euro Schatz	9/06/2018	8	1,045,588	1,047,143	(1,555)
UK Long Gilt	9/26/2018	2	325,183	324,817	366
Ultra Long U.S. Treasury Bond	9/19/2018	1	159,967	159,562	405

Total					$198,775

Industry Summary at June 30, 2018 (Unaudited)

Utility – Electric	21.7%
Bank	16.2
Financial	12.2
Industrial	10.3
Supra-National	9.6
Government National	9.6
Government Agency	4.9
Government Regional	3.4
Special Purpose	3.0
Transportation – Rail	2.7
Gas Transmission	0.9

Total Investments	94.5
Other assets less liabilities (including futures contracts)	5.5

Net Assets	100.0%

Currency Exposure Summary at June 30, 2018 (Unaudited)

Euro	51.8%
United States Dollar	35.7
British Pound	3.3
Canadian Dollar	2.7
Australian Dollar	1.0

Total Investments	94.5
Other assets less liabilities (including futures contracts)	5.5

Net Assets	100.0%

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 95.3% of Net Assets
	Belgium — 3.0%
33,231	KBC Groep NV	$2,552,143

	China — 1.1%
153,000	BYD Co. Ltd.	943,496

	Denmark — 7.9%
13,365	Chr. Hansen Holding AS	1,230,393
7,933	Coloplast AS, Series B	792,049
56,338	Novo Nordisk AS, Class B	2,602,284
13,797	Novozymes AS	697,828
22,576	Vestas Wind Systems AS	1,393,759

		6,716,313

	France — 5.4%
15,000	Danone	1,095,187
18,505	Essilor International Cie Generale d’Optique S.A.	2,609,134
16,666	Valeo S.A.	908,690

		4,613,011

	Germany — 4.8%
4,373	Allianz SE, (Registered)	901,077
11,566	Fresenius SE & Co. KGaA, Sponsored ADR	926,027
25,800	Symrise AG	2,256,839

		4,083,943

	Hong Kong — 2.2%
214,737	AIA Group Ltd.	1,870,662

	Ireland — 3.5%
39,700	Eaton Corp. PLC	2,967,178

	Japan — 5.3%
9,000	Rinnai Corp.	793,181
87,900	Sekisui House Ltd.	1,553,578
34,100	Toyota Motor Corp.	2,205,212

		4,551,971

	Netherlands — 3.3%
6,378	ASML Holding NV	1,262,109
27,884	Unilever NV	1,553,611

		2,815,720

	Singapore — 1.2%
1,437,900	Raffles Medical Group Ltd.	1,064,320

	Switzerland — 0.7%
1,413	Geberit AG, (Registered)	604,996

	United Kingdom — 6.3%
20,700	Aptiv PLC	1,896,741
5,733	Delphi Technologies PLC	260,622
411,684	Legal & General Group PLC	1,440,004
77,029	Prudential PLC	1,755,978

		5,353,345

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

Shares	Description	Value (†)
	United States — 50.6%
26,300	A.O. Smith Corp.	$1,555,645
8,100	Acuity Brands, Inc.	938,547
3,851	Alphabet, Inc., Class A(a)	4,348,511
1,200	Amazon.com, Inc.(a)	2,039,760
13,074	American Water Works Co., Inc.	1,116,258
28,687	Danaher Corp.	2,830,833
19,900	Ecolab, Inc.	2,792,567
8,700	Ellie Mae, Inc.(a)	903,408
5,800	Estee Lauder Cos., Inc. (The), Class A	827,602
12,100	Facebook, Inc., Class A(a)	2,351,272
20,100	Gilead Sciences, Inc.	1,423,884
2,200	Illumina, Inc.(a)	614,438
5,700	International Flavors & Fragrances, Inc.	706,572
21,300	MasterCard, Inc., Class A	4,185,876
38,863	Microsoft Corp.	3,832,280
7,796	NextEra Energy, Inc.	1,302,166
17,900	Oracle Corp.	788,674
8,500	Roper Technologies, Inc.	2,345,235
11,500	Signature Bank(a)	1,470,620
16,600	Thermo Fisher Scientific, Inc.	3,438,524
19,000	Visa, Inc., Class A	2,516,550
9,400	Watts Water Technologies, Inc., Series A	736,960

		43,066,182

	Total Common Stocks (Identified Cost $70,055,575)	81,203,280

Principal Amount
Short-Term Investments — 4.9%
$4,128,772	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $4,129,151 on 7/02/2018 collateralized by $4,275,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $4,213,607 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,128,772)	4,128,772

	Total Investments — 100.2% (Identified Cost $74,184,347)	85,332,052
	Other assets less liabilities — (0.2)%	(138,809)

	Net Assets — 100.0%	$85,193,243

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

Industry Summary at June 30, 2018 (Unaudited)

Chemicals	9.0%
IT Services	7.9
Internet Software & Services	7.9
Health Care Equipment & Supplies	7.2
Insurance	7.1
Software	6.5
Electrical Equipment	6.2
Life Sciences Tools & Services	4.7
Banks	4.7
Automobiles	3.7
Auto Components	3.6
Pharmaceuticals	3.1
Personal Products	2.8
Industrial Conglomerates	2.8
Household Durables	2.7
Building Products	2.5
Internet & Direct Marketing Retail	2.4
Health Care Providers & Services	2.3
Other Investments, less than 2% each	8.2
Short-Term Investments	4.9

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2018 (Unaudited)

United States Dollar	61.5%
Euro	16.5
Danish Krone	7.9
Japanese Yen	5.3
British Pound	3.8
Hong Kong Dollar	3.3
Other, less than 2% each	1.9

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  46

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
ASSETS
Investments at cost	$6,149,482,610	$45,818,005	$25,684,262
Net unrealized appreciation	2,373,005,070	15,603,748	305,632

Investments at value	8,522,487,680	61,421,753	25,989,894
Cash	143,010	84	—
Due from brokers (Note 2)	—	—	152,874
Foreign currency at value (identified cost $0, $0 and $870,703, respectively)	—	—	865,315
Receivable for Fund shares sold	11,998,536	848	5,600
Receivable for securities sold	9,520,245	—	981,884
Dividends and interest receivable	6,622,248	54,523	138,668
Tax reclaims receivable	—	—	586
Unrealized appreciation on futures contracts (Note 2)	—	—	213,506
Prepaid expenses (Note 8)	9,337	74	30

TOTAL ASSETS	8,550,781,056	61,477,282	28,348,357

LIABILITIES
Options written, at value (premiums received $139,117,715, $1,027,621 and $0, respectively) (Note 2)	70,752,870	523,745	—
Payable for securities purchased	143,010	—	404,580
Payable for Fund shares redeemed	7,362,991	149,135	27
Payable to custodian bank (Note 9)	—	—	383,700
Unrealized depreciation on futures contracts (Note 2)	—	—	10,436
Management fees payable (Note 6)	3,933,488	22,101	1,254
Deferred Trustees’ fees (Note 6)	687,289	31,505	5,129
Administrative fees payable (Note 6)	314,301	2,353	1,014
Payable to distributor (Note 6d)	61,073	325	14
Other accounts payable and accrued expenses	611,276	89,718	47,747

TOTAL LIABILITIES	83,866,298	818,882	853,901

NET ASSETS	$8,466,914,758	$60,658,400	$27,494,456

NET ASSETS CONSIST OF:
Paid-in capital	$6,393,488,257	$47,904,489	$27,878,460
Undistributed (Distributions in excess of) net investment income	2,016,762	(22,595)	(18,827)
Accumulated net realized loss on investments, futures contracts, options written and foreign currency transactions	(369,960,388)	(3,331,118)	(866,996)
Net unrealized appreciation on investments, futures contracts, options written and foreign currency translations	2,441,370,127	16,107,624	501,819

NET ASSETS	$8,466,914,758	$60,658,400	$27,494,456

See accompanying notes to financial statements.

47  |

Statements of Assets and Liabilities (continued)

June 30, 2018 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund		Mirova Global Green Bond Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,455,894,277	$4,125,926		$908,553

Shares of beneficial interest	43,841,063	343,129		92,366

Net asset value and redemption price per share	$33.21	$12.02		$9.84

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$35.24	$12.75		$10.28

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$309,503,482	$863,804		$—

Shares of beneficial interest	9,363,427	72,043		—

Net asset value and offering price per share	$33.05	$11.99		$—

Class N shares:
Net assets	$195,083,220	$1,076		$26,252,670

Shares of beneficial interest	5,876,498	89		2,663,484

Net asset value, offering and redemption price per share	$33.20	$12.03	*	$9.86

Class Y shares:
Net assets	$6,506,433,779	$55,667,594		$333,233

Shares of beneficial interest	196,016,782	4,629,577		33,844

Net asset value, offering and redemption price per share	$33.19	$12.02		$9.85

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  48

Statements of Assets and Liabilities (continued)

June 30, 2018 (Unaudited)

Mirova Global Sustainable Equity Fund
ASSETS
Investments at cost	$74,184,347
Net unrealized appreciation	11,147,705

Investments at value	85,332,052
Foreign currency at value (identified cost $201,253)	198,537
Receivable for Fund shares sold	93,914
Receivable for securities sold	411,113
Dividends and interest receivable	31,769
Tax reclaims receivable	62,946
Prepaid expenses (Note 8)	91

TOTAL ASSETS	86,130,422

LIABILITIES
Payable for securities purchased	826,555
Payable for Fund shares redeemed	3,553
Management fees payable (Note 6)	52,022
Deferred Trustees’ fees (Note 6)	11,222
Administrative fees payable (Note 6)	3,174
Payable to distributor (Note 6d)	544
Other accounts payable and accrued expenses	40,109

TOTAL LIABILITIES	937,179

NET ASSETS	$85,193,243

NET ASSETS CONSIST OF:
Paid-in capital	$71,269,906
Undistributed net investment income	282,269
Accumulated net realized gain on investments and foreign currency transactions	2,496,152
Net unrealized appreciation on investments and foreign currency translations	11,144,916

NET ASSETS	$85,193,243

See accompanying notes to financial statements.

49  |

Statements of Assets and Liabilities (continued)

June 30, 2018 (Unaudited)

	Mirova Global Sustainable Equity Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$5,723,100

Shares of beneficial interest	442,685

Net asset value and redemption price per share	$12.93

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.72

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,136,384

Shares of beneficial interest	167,687

Net asset value and offering price per share	$12.74

Class N shares:
Net assets	$1,172

Shares of beneficial interest	90

Net asset value, offering and redemption price per share	$12.99	*

Class Y shares:
Net assets	$77,332,587

Shares of beneficial interest	5,954,201

Net asset value, offering and redemption price per share	$12.99

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  50

Statements of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
INVESTMENT INCOME
Interest	$872,834	$8,350	$221,897
Dividends	81,940,180	644,182	—
Less net foreign taxes withheld	(25,520)	(388)	(1,141)

	82,787,494	652,144	220,756

Expenses
Management fees (Note 6)	26,414,564	220,135	73,643
Service and distribution fees (Note 6)	3,532,564	10,588	913
Administrative fees (Note 6)	1,861,942	15,027	5,942
Trustees’ fees and expenses (Note 6)	125,861	9,746	8,875
Transfer agent fees and expenses (Notes 6 and 7)	2,915,674	20,352	2,549
Audit and tax services fees	25,482	24,813	20,913
Custodian fees and expenses	297,593	58,350	5,669
Interest expense (Note 12)	—	—	930
Legal fees	85,855	905	393
Registration fees	147,952	45,885	51,392
Shareholder reporting expenses	202,261	3,772	259
Miscellaneous expenses (Note 8)	128,603	7,946	5,798

Total expenses	35,738,351	417,519	177,276
Less waiver and/or expense reimbursement (Note 6)	(2,953,044)	(85,169)	(88,171)

Net expenses	32,785,307	332,350	89,105

Net investment income	50,002,187	319,794	131,651

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	234,571,219	8,380,500	296,793
Futures contracts	—	—	231,500
Options written	(310,979,884)	(2,783,575)	—
Foreign currency transactions (Note 2c)	672	(12)	(15,379)
Net change in unrealized appreciation (depreciation) on:
Investments	(88,761,589)	(6,995,949)	(1,044,986)
Futures contracts	—	—	440,440
Options written	101,027,091	804,454	—
Foreign currency translations (Note 2c)	182	—	(16,271)

Net realized and unrealized loss on investments, futures contracts, options written and foreign currency transactions	(64,142,309)	(594,582)	(107,903)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,140,122)	$(274,788)	$23,748

See accompanying notes to financial statements.

51  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2018 (Unaudited)

Mirova Global Sustainable Equity Fund
INVESTMENT INCOME
Dividends	$778,991
Interest	11,233
Less net foreign taxes withheld	(63,057)

727,167

Expenses
Management fees (Note 6)	318,109
Service and distribution fees (Note 6)	14,217
Administrative fees (Note 6)	17,648
Trustees’ fees and expenses (Note 6)	9,690
Transfer agent fees and expenses (Notes 6 and 7)	28,465
Audit and tax services fees	20,719
Custodian fees and expenses	12,210
Legal fees	858
Registration fees	65,330
Shareholder reporting expenses	5,281
Miscellaneous expenses (Note 8)	9,643

Total expenses	502,170
Less waiver and/or expense reimbursement (Note 6)	(68,938)

Net expenses	433,232

Net investment income	293,935

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	2,502,602
Foreign currency transactions (Note 2c)	(8,784)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,846,358)
Foreign currency translations (Note 2c)	(4,544)

Net realized and unrealized gain on investments and foreign currency transactions	642,916

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$936,851

See accompanying notes to financial statements.

|  52

Statements of Changes in Net Assets

	Gateway Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)
FROM OPERATIONS:
Net investment income	$50,002,187	$108,211,119
Net realized gain (loss) on investments, options written and foreign currency transactions	(76,407,993)	897,676,782
Net change in unrealized appreciation (depreciation) on investments, options written and foreign currency translations	12,265,684	(255,096,131)

Net increase (decrease) in net assets resulting from operations	(14,140,122)	750,791,770

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(8,490,757)	(18,006,320)
Class C	(634,146)	(1,226,639)
Class N	(1,403,771)	(688,888)
Class Y	(44,634,432)	(76,225,048)

Total distributions	(55,163,106)	(96,146,895)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 14)	11,152,254	198,252,858

Net increase (decrease) in net assets	(58,150,974)	852,897,733
NET ASSETS
Beginning of the period	8,525,065,732	7,672,167,999

End of the period	$8,466,914,758	$8,525,065,732

UNDISTRIBUTED NET INVESTMENT INCOME	$2,016,762	$7,177,681

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.

See accompanying notes to financial statements.

53  |

Statements of Changes in Net Assets (continued)

	Gateway Equity Call Premium Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)
FROM OPERATIONS:
Net investment income	$319,794	$838,868
Net realized gain (loss) on investments, options written and foreign currency transactions	5,596,913	(3,804,249)
Net change in unrealized appreciation (depreciation) on investments and options written	(6,191,495)	11,946,061

Net increase (decrease) in net assets resulting from operations	(274,788)	8,980,680

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(14,839)	(68,042)
Class C	(392)	(534)
Class N	(6)	(9)
Class Y	(297,556)	(756,852)

Total distributions	(312,793)	(825,437)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 14)	(19,742,708)	2,223,758

Net increase (decrease) in net assets	(20,330,289)	10,379,001
NET ASSETS
Beginning of the period	80,988,689	70,609,688

End of the period	$60,658,400	$80,988,689

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(22,595)	$(29,596)

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.

See accompanying notes to financial statements.

|  54

Statements of Changes in Net Assets (continued)

	Mirova Global Green Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)	Period Ended December 31, 2017(a)
FROM OPERATIONS:
Net investment income	$131,651	$160,877
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	512,914	(849,209)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(620,817)	1,122,636

Net increase in net assets resulting from operations	23,748	434,304

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(9,307)	(1,938)
Class N	(332,032)	(501,290)
Class Y	(3,251)	(675)

Total distributions	(344,590)	(503,903)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 14)	1,827,298	26,057,599

Net increase in net assets	1,506,456	25,988,000
NET ASSETS
Beginning of the period	25,988,000	—

End of the period	$27,494,456	$25,988,000

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(18,827)	$194,112

(a)	From commencement of operations on February 28, 2017 through December 31, 2017.

See accompanying notes to financial statements.

55  |

Statements of Changes in Net Assets (continued)

	Mirova Global Sustainable Equity Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)
FROM OPERATIONS:
Net investment income	$293,935	$149,782
Net realized gain on investments and foreign currency transactions	2,493,818	1,197,299
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,850,902)	14,328,437

Net increase in net assets resulting from operations	936,851	15,675,518

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(6,999)
Class N	—	(3)
Class Y	—	(148,952)
Net realized capital gains
Class A	(29,731)	(29,257)
Class C	(11,027)	(10,251)
Class N	(7)	(10)
Class Y	(454,703)	(563,786)

Total distributions	(495,468)	(759,258)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 14)	16,966,705	3,152,882

Net increase in net assets	17,408,088	18,069,142
NET ASSETS
Beginning of the period	67,785,155	49,716,013

End of the period	$85,193,243	$67,785,155

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$282,269	$(11,666)

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.

See accompanying notes to financial statements.

|  56

Financial Highlights

For a share outstanding throughout each period.

	Gateway Fund—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$33.47		$30.84	$29.72	$29.58		$29.00	$27.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.39	0.41	0.57	(b)	0.39	0.43
Net realized and unrealized gain (loss)	(0.24)		2.58	1.13	0.12		0.57	1.82

Total from Investment Operations	(0.07)		2.97	1.54	0.69		0.96	2.25

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.34)	(0.42)	(0.55)		(0.38)	(0.38)

Net asset value, end of the period	$33.21		$33.47	$30.84	$29.72		$29.58	$29.00

Total return(c)(d)	(0.21	)%(e)	9.66%	5.23%	2.34%		3.33%	8.39%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,455,894		$1,669,272	$1,755,576	$1,864,118		$1,976,457	$2,351,788
Net expenses(f)	0.94	%(g)	0.94%	0.94%	0.94%		0.94%	0.94%
Gross expenses	1.02	%(g)	1.02%	1.02%	1.01%		1.02%	1.03%
Net investment income	1.03	%(g)	1.20%	1.39%	1.91	%(b)	1.33%	1.51%
Portfolio turnover rate	4%		34%	14%	10%		13%	10%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.37, and the ratio of net investment income to average net assets would have been 1.24%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$33.32		$30.72	$29.61	$29.48		$28.90	$27.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.14	0.19	0.34	(b)	0.17	0.21
Net realized and unrealized gain (loss)	(0.24)		2.57	1.11	0.12		0.57	1.82

Total from Investment Operations	(0.20)		2.71	1.30	0.46		0.74	2.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.11)	(0.19)	(0.33)		(0.16)	(0.17)

Net asset value, end of the period	$33.05		$33.32	$30.72	$29.61		$29.48	$28.90

Total return(c)(d)	(0.61	)%(e)	8.85%	4.42%	1.54%		2.58%	7.58%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$309,503		$336,891	$366,584	$387,235		$353,339	$331,465
Net expenses(f)	1.70	%(g)	1.70%	1.70%	1.70%		1.70%	1.70%
Gross expenses	1.77	%(g)	1.77%	1.77%	1.76%		1.77%	1.78%
Net investment income	0.27	%(g)	0.44%	0.63%	1.15	%(b)	0.57%	0.75%
Portfolio turnover rate	4%		34%	14%	10%		13%	10%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, and the ratio of net investment income to average net assets would have been 0.51%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class N
	Six Months Ended June 30, 2018 (Unaudited)	Period Ended December 31, 2017*
Net asset value, beginning of the period	$33.46	$31.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.32
Net realized and unrealized gain (loss)	(0.24)	1.56

Total from Investment Operations	(0.02)	1.88

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.31)

Net asset value, end of the period	$33.20	$33.46

Total return(b)(c)	(0.06)%	5.93%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$195,083	$126,262
Net expenses(d)(e)	0.65%	0.65%
Gross expenses(e)	0.72%	0.74%
Net investment income(e)	1.32%	1.42%
Portfolio turnover rate	4%	34	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class Y
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$33.46		$30.83	$29.71	$29.57		$28.99	$27.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.47	0.49	0.64	(b)	0.46	0.50
Net realized and unrealized gain (loss)	(0.25)		2.58	1.12	0.12		0.57	1.82

Total from Investment Operations	(0.04)		3.05	1.61	0.76		1.03	2.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.42)	(0.49)	(0.62)		(0.45)	(0.45)

Net asset value, end of the period	$33.19		$33.46	$30.83	$29.71		$29.57	$28.99

Total return(c)	(0.11	)%(d)	9.93%	5.48%	2.59%		3.58%	8.65%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,506,434		$6,392,640	$5,550,008	$6,012,987		$5,814,900	$5,520,003
Net expenses(e)	0.70	%(f)	0.70%	0.70%	0.70%		0.70%	0.70%
Gross expenses	0.77	%(f)	0.77%	0.77%	0.76%		0.77%	0.78%
Net investment income	1.27	%(f)	1.44%	1.63%	2.16	%(b)	1.57%	1.76%
Portfolio turnover rate	4%		34%	14%	10%		13%	10%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.45, and the ratio of net investment income to average net assets would have been 1.51%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$12.08		$10.89	$10.22	$9.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.10	0.11	0.15	(b)	0.02
Net realized and unrealized gain (loss)	(0.06)		1.18	0.66	0.24		(0.02)

Total from Investment Operations	(0.02)		1.28	0.77	0.39		0.00	(c)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.09)	(0.10)	(0.13)		(0.04)

Net asset value, end of the period	$12.02		$12.08	$10.89	$10.22		$9.96

Total return(d)(e)	(0.14	)%(f)	11.80%	7.58%	3.90%		0.00	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,126		$7,085	$6,507	$3,855		$96
Net expenses(g)	1.20	%(h)	1.20%	1.20%	1.20%		1.20	%(h)
Gross expenses	1.46	%(h)	1.30%	1.31%	1.70%		3.69	%(h)
Net investment income	0.71	%(h)	0.85%	1.02%	1.47	%(b)	0.84	%(h)
Portfolio turnover rate	22%		19%	24%	38%		7%

*	From commencement of Class operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.10 and the ratio of net investment income to average net assets would have been 0.98%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$12.05		$10.87	$10.22	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income( loss)(a)	(0.00	)(b)	0.01	0.02	0.09	(c)	0.00	(b)
Net realized and unrealized gain (loss)	(0.05)		1.18	0.68	0.22		(0.01)

Total from Investment Operations	(0.05)		1.19	0.70	0.31		(0.01)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.01)	(0.05)	(0.06)		(0.02)

Net asset value, end of the period	$11.99		$12.05	$10.87	$10.22		$9.97

Total return(d)(e)	(0.45	)%(f)	10.95%	6.85%	3.07%		(0.12	)%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$864		$648	$524	$37		$1
Net expenses(g)	1.95	%(h)	1.95%	1.95%	1.95%		1.95	%(h)
Gross expenses	2.20	%(h)	2.05%	1.98%	2.40%		4.37	%(h)
Net investment income (loss)	(0.02	)%(h)	0.10%	0.23%	0.85	%(c)	0.01	%(h)
Portfolio turnover rate	22%		19%	24%	38%		7%

*	From commencement of Class operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 0.72%.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class N
	Six Months Ended June 30, 2018 (Unaudited)	Period Ended December 31, 2017*
Net asset value, beginning of the period	$12.09	$11.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.10
Net realized and unrealized gain (loss)	(0.06)	0.75

Total from Investment Operations	0.00 (b)	0.85

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.10)

Net asset value, end of the period	$12.03	$12.09

Total return(c)(d)	0.04%	7.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1	$1
Net expenses(e)(f)	0.90%	0.90%
Gross expenses(f)	14.87%	14.26%
Net investment income(f)	1.00%	1.22%
Portfolio turnover rate	22%	19	%(g)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class Y
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$12.09		$10.89	$10.22	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.13	0.13	0.16	(b)	0.02
Net realized and unrealized gain (loss)	(0.07)		1.19	0.67	0.24		(0.01)

Total from Investment Operations	(0.01)		1.32	0.80	0.40		0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.12)	(0.13)	(0.15)		(0.04)

Net asset value, end of the period	$12.02		$12.09	$10.89	$10.22		$9.97

Total return(c)	(0.07	)%(d)	12.21%	7.83%	4.03%		0.13	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$55,668		$73,255	$63,578	$50,334		$20,815
Net expenses(e)	0.95	%(f)	0.95%	0.95%	0.95%		0.95	%(f)
Gross expenses	1.20	%(f)	1.05%	1.06%	1.45%		3.54	%(f)
Net investment income	0.98	%(f)	1.10%	1.27%	1.59	%(b)	0.99	%(f)
Portfolio turnover rate	22%		19%	24%	38%		7%

*	From commencement of Class operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12 and the ratio of net investment income to average net assets would have been 1.20%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Period Ended December 31, 2017*
Net asset value, beginning of the period	$9.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.04
Net realized and unrealized gain (loss)	(0.05)		0.11

Total from Investment Operations	(0.01)		0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.19)

Net asset value, end of the period	$9.84		$9.96

Total return(b)(c)(d)	(0.06)%		1.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$909		$139
Net expenses(e)(f)	0.96	%(g)	0.96	%(h)
Gross expenses(f)	2.05	%(g)	5.23	%(h)
Net investment income(f)	0.72%		0.49%
Portfolio turnover rate	29%		46%

*	From commencement of Class operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 2.05%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 5.22%.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond—Class N
	Six Months Ended June 30, 2018 (Unaudited)		Period Ended December 31, 2017*
Net asset value, beginning of the period	$9.98		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.06
Net realized and unrealized gain (loss)	(0.04)		0.12

Total from Investment Operations	0.01		0.18

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.20)

Net asset value, end of the period	$9.86		$9.98

Total return(b)(c)	0.06%		1.77%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$26,253		$25,805
Net expenses(d)(e)	0.66	%(f)	0.67	%(g)
Gross expenses(e)	1.30	%(f)	1.11	%(g)
Net investment income(e)	0.99%		0.75%
Portfolio turnover rate	29%		46%

*	From commencement of Class operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.29%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.10%.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond—Class Y
	Six Months Ended June 30, 2018 (Unaudited)		Period Ended December 31, 2017*
Net asset value, beginning of the period	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.06
Net realized and unrealized gain (loss)	(0.05)		0.11

Total from Investment Operations	0.00	(b)	0.17

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.20)

Net asset value, end of the period	$9.85		$9.97

Total return(c)(d)	0.05%		1.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$333		$43
Net expenses(e)(f)	0.70	%(g)	0.71	%(h)
Gross expenses(f)	1.88	%(g)	3.62	%(h)
Net investment income(f)	0.99%		0.71%
Portfolio turnover rate	29%		46%

*	From commencement of Class operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense of less than 0.01%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 3.62%.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$12.77		$9.90	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04		(0.04)	0.02
Net realized and unrealized gain (loss)	0.20		3.06	(0.11)

Total from Investment Operations	0.24		3.02	(0.09)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)	(0.00	)(b)
Net realized capital gains	(0.08)		(0.12)	(0.01)

Total Distributions	(0.08)		(0.15)	(0.01)

Net asset value, end of the period	$12.93		$12.77	$9.90

Total return(c)(d)	1.88	%(e)	30.44%	(0.85	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,723		$3,260	$71
Net expenses(f)	1.30	%(g)	1.29%	1.30	%(g)
Gross expenses	1.47	%(g)	1.43%	1.72	%(g)
Net investment income (loss)	0.57	%(g)	(0.36)%	0.23	%(g)
Portfolio turnover rate	9%		20%	20%

*	From commencement of Class operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$12.63		$9.85	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)		(0.12)	(0.06)
Net realized and unrealized gain (loss)	0.20		3.02	(0.08)

Total from Investment Operations	0.19		2.90	(0.14)

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.08)		(0.12)	(0.01)

Net asset value, end of the period	$12.74		$12.63	$9.85

Total return(b)(c)	1.50	%(d)	29.40%	(1.39	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,136		$1,164	$52
Net expenses(e)	2.05	%(f)	2.04%	2.05	%(f)
Gross expenses	2.22	%(f)	2.18%	2.20	%(f)
Net investment loss	(0.14	)%(f)	(1.02)%	(0.77	)%(f)
Portfolio turnover rate	9%		20%	20%

*	From commencement of Class operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class N
	Six Months Ended June 30, 2018 (Unaudited)	Period Ended December 31, 2017*
Net asset value, beginning of the period	$12.81	$11.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.02
Net realized and unrealized gain (loss)	0.21	1.66

Total from Investment Operations	0.26	1.68

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.04)
Net realized capital gains	(0.08)	(0.12)

Total Distributions	(0.08)	(0.16)

Net asset value, end of the period	$12.99	$12.81

Total return(b)(c)	2.02%	14.81%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1	$1
Net expenses(d)(e)	1.00%	1.00%
Gross expenses(e)	16.17%	14.30%
Net investment income(e)	0.76%	0.29%
Portfolio turnover rate	9%	20	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$12.81		$9.91	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.03	0.03
Net realized and unrealized gain (loss)	0.21		3.02	(0.10)

Total from Investment Operations	0.26		3.05	(0.07)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)	(0.01)
Net realized capital gains	(0.08)		(0.12)	(0.01)

Total Distributions	(0.08)		(0.15)	(0.02)

Net asset value, end of the period	$12.99		$12.81	$9.91

Total return(b)	2.02	%(c)	30.75%	(0.70	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$77,333		$63,359	$49,593
Net expenses(d)	1.05	%(e)	1.04%	1.05	%(e)
Gross expenses	1.23	%(e)	1.16%	1.21	%(e)
Net investment income	0.77	%(e)	0.26%	0.35	%(e)
Portfolio turnover rate	9%		20%	20%

*	From commencement of Class operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

71  |

Notes to Financial Statements

June 30, 2018 (Unaudited)

1.  Organization.  Gateway Trust and Natixis Funds Trust I (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Gateway Trust:

Gateway Fund

Gateway Equity Call Premium Fund

Natixis Funds Trust I:

Mirova Global Green Bond Fund (the “Global Green Bond Fund”)

Mirova Global Sustainable Equity Fund (the “Global Sustainable Equity Fund”)

Each Fund is a diversified investment company, except for the Global Green Bond Fund which is a non-diversified investment company.

Each Fund offers Class A, Class N and Class Y shares. Gateway Fund, Gateway Equity Call Premium Fund and Global Sustainable Equity Fund also offer Class C shares. Class T shares of Gateway Fund, Gateway Equity Call Premium Fund and Global Sustainable Equity Fund are not currently available for purchase.

Class A shares are sold with a maximum front-end sales charge of 5.75% for Gateway Fund, Gateway Equity Call Premium Fund and Global Sustainable Equity Fund and 4.25% for Global Green Bond Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and

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Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer

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bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2018 securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets
Global Sustainable Equity Fund	$33,012,557	38.8%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

As of June 30, 2018 purchased and written options held by the Funds were fair valued using the closing rotation values published by the CBOE as follows:

Fund	Purchased Options	Percentage of Net Assets	Written Options	Percentage of Net Assets
Gateway Fund	$44,901,715	0.5%	$70,752,870	0.8%
Gateway Equity Call Premium Fund	—	—	523,745	0.9%

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b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

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The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  Certain Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  Option Contracts.  Gateway Fund’s and Gateway Equity Call Premium Fund’s investment strategies make use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to a Fund are reduced.

When a Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or a Fund enters into a closing purchase transaction. When an index call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is

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treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. A Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When a Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or a Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

f.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Green Bond Fund represents cash pledged as collateral for futures contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

g.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2018 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net

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realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

h.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, premium amortization, non-deductible expenses, return of capital and capital gain distributions received, distribution re-designations and distributions in excess of income and/or capital gain. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, premium amortization, futures contract mark-to-market, return of capital distributions received, deferred trustee’s fees and option contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2017 was as follows:

	2017 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains		Total
Gateway Fund	$96,146,895	$	—	$96,146,895
Gateway Equity Call Premium Fund	825,437		—	825,437
Global Green Bond Fund	503,903		—	503,903
Global Sustainable Equity Fund	270,696		488,562	759,258

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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As of December 31, 2017, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Gateway Fund	Gateway Equity Call Premium Fund	Global Green Bond Fund	Global Sustainable Equity Fund
Capital loss carryforward:
Short-term:
Expires:
December 31, 2018	$(359,753,704)	$—	$—	$—
No expiration date	—	(4,993,709)	(607,978)	—
Long-term:
No expiration date	—	(4,236,211)	(971,466)	—

Total capital loss carryforward	(359,753,704)	(9,229,920)	(1,579,444)	—

Late-year ordinary and post-October capital loss deferrals*	$—	$—	$—	$(1,001)

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

Capital losses may be utilized to offset future capital gains until expiration. The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital loss carryforwards to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date may expire unused.

As of June 30, 2018, the cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Gateway Fund	Gateway Equity Call Premium Fund	Global Green Bond Fund	Global Sustainable Equity Fund
Federal tax cost	$6,149,482,610	$45,818,005	$25,715,998	$74,184,347

Gross tax appreciation	$2,670,168,810	$16,955,916	$992,346	$13,516,837
Gross tax depreciation	(228,798,895)	(848,292)	(515,380)	(2,369,132)

Net tax appreciation	$2,441,369,915	$16,107,624	$476,966	$11,147,705

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Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

i.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2018, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

j.  Indemnifications.  Under the Trusts’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2018, at value:

Gateway Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,250,539,595	$—	$—	$8,250,539,595
Purchased Options(a)	—	44,901,715	—	44,901,715
Short-Term Investments	—	227,046,370	—	227,046,370

Total	$8,250,539,595	$271,948,085	$—	$8,522,487,680

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(70,752,870)	$—	$(70,752,870)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

Gateway Equity Call Premium Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$60,354,831	$—	$—	$60,354,831
Short-Term Investments	—	1,066,922	—	1,066,922

Total	$60,354,831	$1,066,922	$—	$61,421,753

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(523,745)	$—	$(523,745)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

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Global Green Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$25,989,894	$—	$25,989,894
Futures Contracts (unrealized appreciation)	213,506	—	—	213,506

Total	$213,506	$25,989,894	$—	$26,203,400

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(10,436)	$—	$—	$(10,436)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

Global Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$2,552,143	$—	$2,552,143
China	—	943,496	—	943,496
Denmark	—	6,716,313	—	6,716,313
France	—	4,613,011	—	4,613,011
Germany	—	4,083,943	—	4,083,943
Hong Kong	—	1,870,662	—	1,870,662
Japan	—	4,551,971	—	4,551,971
Netherlands	—	2,815,720	—	2,815,720
Singapore	—	1,064,320	—	1,064,320
Switzerland	—	604,996	—	604,996
United Kingdom	2,157,363	3,195,982	—	5,353,345
All Other Common Stocks(a)	46,033,360	—	—	46,033,360

Total Common Stocks	48,190,723	33,012,557	—	81,203,280

Short-Term Investments	—	4,128,772	—	4,128,772

Total	$48,190,723	$37,141,329	$—	$85,332,052

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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A common stock valued at $953,564 was transferred from Level 1 to Level 2 during the period ended June 30, 2018. At December 31, 2017 this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At June 30, 2018, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include futures contracts, written index call options and purchased index put options.

Gateway Fund and Gateway Equity Call Premium Fund seek to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Funds’ ability to profit from increases in the value of its equity portfolio. The Gateway Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Funds with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the six months ended June 30, 2018, written index call options and purchased index put options were used in accordance with this objective.

Global Green Bond Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. The Fund pursues its objective by primarily investing in fixed-income securities. In connection with its principal investment strategies, the Fund may also invest in futures, forwards and foreign currency transactions for hedging and investment purposes and to manage duration. During the six months ended June 30, 2018, the Fund used futures contracts to gain yield curve exposure, manage duration and for currency hedging purposes in accordance with its objective.

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The following is a summary of derivative instruments for Gateway Fund as of June 30, 2018, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$44,901,715

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(70,752,870)

[1]	Represents purchased options, at value.

Transactions in derivative instruments for Gateway Fund during the six months ended June 30, 2018, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Options written
Equity contracts	$(24,487,746)	$(310,979,884)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$10,674,770	$101,027,091

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of June 30, 2018, as reflected within the Statements of Assets and Liabilities:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(523,745)

Transactions in derivative instruments for Gateway Equity Call Premium Fund during the six months ended June 30, 2018, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Options written
Equity contracts	$(2,783,575)

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$804,454

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The following is a summary of derivative instruments for Global Green Bond Fund as of June 30, 2018, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$15,258
Foreign exchange contracts	198,248

Total exchange-traded asset derivatives	$213,506

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(10,436)

Transactions in derivative instruments for Global Green Bond Fund during the six months ended June 30, 2018, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$2,665
Foreign exchange contracts	228,835

Total	$231,500

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$10,486
Foreign exchange contracts	429,954

Total	$440,440

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

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The volume of option contract activity as a percentage of investments in common stocks, for Gateway Fund based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2018:

Gateway Fund	Call Options Written*	Put Options Purchased*
Average Notional Amount Outstanding	99.03%	93.51%
Highest Notional Amount Outstanding	99.16%	99.16%
Lowest Notional Amount Outstanding	98.89%	70.58%
Notional Amount Outstanding as of June 30, 2018	99.04%	99.04%

The volume of option contract activity as a percentage of investments in common stocks for Gateway Equity Call Premium Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2018:

Gateway Equity Call Premium Fund	Call Options Written*
Average Notional Amount Outstanding	98.83%
Highest Notional Amount Outstanding	99.23%
Lowest Notional Amount Outstanding	98.57%
Notional Amount Outstanding as of June 30, 2018	98.64%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500® Index.

The volume of futures contract activity as a percentage of net assets, for Global Green Bond Fund based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2018:

Global Green Bond Fund	Futures
Average Notional Amount Outstanding	74.16%
Highest Notional Amount Outstanding	89.67%
Lowest Notional Amount Outstanding	68.71%
Notional Amount Outstanding as of June 30, 2018	89.67%

Notional amounts outstanding at the end of the prior period are included in the averages above.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to

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initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2018:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
Global Green Bond Fund	$385,670	$385,670

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2018, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and option contracts and including paydowns) were as follows:

Fund	Purchases	Sales
Gateway Fund	$291,902,704	$567,892,883
Gateway Equity Call Premium Fund	14,648,418	35,745,804
Global Green Bond Fund	9,557,739	7,291,911
Global Sustainable Equity Fund	22,706,716	6,670,671

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to the Gateway Fund and Gateway Equity Call Premium Fund. Gateway Advisers is a subsidiary of Natixis, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $5 billion	Next $5 billion	Over $10 billion
Gateway Fund	0.65%	0.60%	0.58%
Gateway Equity Call Premium Fund	0.65%	0.65%	0.65%

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Ostrum Asset Management U.S., LLC (“Ostrum US”) (formerly, Natixis Asset Management U.S., LLC) serves as investment adviser to the Global Green Bond Fund and Global Sustainable Equity Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Global Green Bond Fund	0.55%
Global Sustainable Equity Fund	0.80%

Gateway Advisers and Ostrum US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2018, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	0.94%	1.70%	0.65%	0.70%
Gateway Equity Call Premium Fund	1.20%	1.95%	0.90%	0.95%
Global Green Bond Fund	0.95%	—	0.65%	0.70%
Global Sustainable Equity Fund	1.30%	2.05%	1.00%	1.05%

Gateway Advisers and Ostrum US shall be permitted to recover expenses they have borne under the expense limitation agreement (whether through waiver of its management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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For the six months ended June 30, 2018, the management fees and waiver of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Gateway Fund	$26,414,564	$2,784,662	$23,629,902	0.63%	0.56%
Gateway Equity Call Premium Fund	220,135	85,096	135,039	0.65%	0.40%
Global Green Bond Fund	73,643	73,643	—	0.55%	—%
Global Sustainable Equity Fund	318,109	68,850	249,259	0.80%	0.63%

[1]	Management fee waiver is subject to possible recovery until December 31, 2019.

For the six months ended June 30, 2018, class-specific expenses have been reimbursed as follows:

	Reimbursement
Fund	Class A	Class C	Class N	Class Y	Total
Gateway Fund	$155,161	$—	$—	$—	$155,161

In addition, Ostrum US reimbursed non-class-specific expenses of Global Green Bond Fund in the amount of $14,528 for the period ended June 30, 2018.

No expenses were recovered for any of the Funds during the six months ended June 30, 2018 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Funds’ pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

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Under the Class C Plans, if applicable, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, if applicable, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2018, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway Fund	$1,923,568	$402,249	$1,206,747
Gateway Equity Call Premium Fund	6,520	1,017	3,051
Global Green Bond Fund	913	—	—
Global Sustainable Equity Fund	5,700	2,129	6,388

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2018, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Gateway Fund	$1,861,942
Gateway Equity Call Premium Fund	15,027
Global Green Bond Fund	5,942
Global Sustainable Equity Fund	17,648

Effective July 1, 2018, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net

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assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Gateway Fund	$2,517,560
Gateway Equity Call Premium Fund	15,160
Global Green Bond Fund	624
Global Sustainable Equity Fund	24,534

As of June 30, 2018, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Fund	$61,073
Gateway Equity Call Premium Fund	325
Global Green Bond Fund	14
Global Sustainable Equity Fund	544

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Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2018, were as follows:

Fund	Commissions
Gateway Fund	$52,432
Global Sustainable Equity Fund	3,038

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

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g.  Affiliated Ownership.  As of June 30, 2018, the percentage of each Fund’s net assets owned by affiliates is as follows:

Gateway Equity Call Premium Fund	Percentage of Net Assets
Natixis Advisors	less than 0.01%

Global Green Bond Fund	Percentage of Net Assets
Natixis Sustainable Future 2015 Fund	4.63%
Natixis Sustainable Future 2020 Fund	4.52%
Natixis Sustainable Future 2025 Fund	2.84%
Natixis Sustainable Future 2030 Fund	1.69%
Natixis Sustainable Future 2035 Fund	1.16%
Natixis Sustainable Future 2040 Fund	0.71%
Natixis Sustainable Future 2045 Fund	0.40%
Natixis Sustainable Future 2050 Fund	0.33%
Natixis Sustainable Future 2055 Fund	0.30%
Natixis Sustainable Future 2060 Fund	0.30%
Natixis US and affiliates	78.57%

95.45%

Global Sustainable Equity Fund	Percentage of Net Assets
Natixis Advisors	less than 0.01%
Natixis US and affiliates	37.67%

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Gateway Fund, Gateway Equity Call Premium Fund and Global Sustainable Equity Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2019 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2018, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Fund	Reimbursement of Transfer Agency Expenses
Class N
Gateway Fund	$13,221
Gateway Equity Call Premium Fund	73
Global Sustainable Equity Fund	88

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7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended June 30, 2018, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	$543,795	$113,640	$13,363	$2,244,876
Gateway Equity Call Premium Fund	1,691	235	73	18,353
Global Green Bond Fund	1,842	—	166	541
Global Sustainable Equity Fund	1,513	572	88	26,292

8.  Line of Credit.  Effective April 12, 2018, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2018, none of the Funds had borrowings under these agreements.

Prior to April 12, 2018, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund was able borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate did not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds at a rate equal to the greater of the eurodollar or the federal

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Notes to Financial Statements (continued)

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funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

9.  Payable to Custodian Bank.  The Funds’ custodian bank, State Street Bank, provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts bear interest at a rate per annum equal to the Federal Funds rate plus 2.00%. At June 30, 2018, the Fund had payables to the custodian bank in connection with these overdrafts as follows:

Payable to Custodian Bank
Global Green Bond Fund	$383,700

10.  Broker Commission Recapture.  The Gateway Fund had entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included in realized gains in the Statements of Operations.

For the six months ended June 30, 2018, the Fund had no amounts rebated under these agreements.

Effective March 9, 2018, the brokerage commission recapture program was terminated.

11.  Concentration of Risk.  The Global Sustainable Equity Fund and Global Green Bond Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

12.  Interest Expense.  Global Green Bond Fund incurs interest expense on net cash and foreign currency debit balances, if any, for accounts held at brokers. Interest expense incurred for the six months ended June 30, 2018 is reflected on the Statement of Operations.

13.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2018, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on

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Notes to Financial Statements (continued)

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accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Gateway Equity Call Premium Fund	2	73.57%	—	73.57%
Global Green Bond Fund Fund	—	—	95.45%	95.45%
Global Sustainable Equity Fund	—	—	37.67%	37.67%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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14. Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017(a)
Gateway Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,375,827	$145,313,044	11,877,615	$380,305,952
Issued in connection with the reinvestment of distributions	234,731	7,724,129	501,051	16,214,649
Redeemed	(10,640,403)	(353,204,402)	(19,432,242)	(625,661,265)

Net change	(6,029,845)	$(200,167,229)	(7,053,576)	$(229,140,664)

Class C
Issued from the sale of shares	498,836	$16,486,156	1,324,365	$42,461,524
Issued in connection with the reinvestment of distributions	15,741	514,442	30,037	965,515
Redeemed	(1,262,503)	(41,713,356)	(3,175,268)	(101,409,398)

Net change	(747,926)	$(24,712,758)	(1,820,866)	$(57,982,359)

Class N
Issued from the sale of shares	4,055,304	$135,173,904	3,986,733	$131,101,034
Issued in connection with the reinvestment of distributions	23,207	763,518	1,728	57,339
Redeemed	(1,975,235)	(66,190,623)	(215,239)	(7,124,210)

Net change	2,103,276	$69,746,799	3,773,222	$124,034,163

Class Y
Issued from the sale of shares	32,171,371	$1,069,676,053	62,338,029	$2,010,865,299
Issued in connection with the reinvestment of distributions	1,054,814	34,708,499	1,918,062	62,178,172
Redeemed	(28,274,502)	(938,099,110)	(53,219,787)	(1,711,701,753)

Net change	4,951,683	$166,285,442	11,036,304	$361,341,718

Increase (decrease) from capital share transactions	277,188	$11,152,254	5,935,084	$198,252,858

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.

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14. Capital Shares (continued).

	Six Months Ended June 30, 2018		Year Ended December 31, 2017(a)
Gateway Equity Call Premium Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	62,036	$739,762	535,418	$6,158,261
Issued in connection with the reinvestment of distributions	1,228	14,590	5,824	67,504
Redeemed	(306,560)	(3,612,887)	(552,465)	(6,565,662)

Net change	(243,296)	$(2,858,535)	(11,223)	$(339,897)

Class C
Issued from the sale of shares	22,555	$274,230	10,471	$117,776
Issued in connection with the reinvestment of distributions	33	385	47	533
Redeemed	(4,261)	(50,853)	(5,052)	(57,315)

Net change	18,327	$223,762	5,466	$60,994

Class N
Issued from the sale of shares	—	$—	88	$1,001
Issued in connection with the reinvestment of distributions	— (b)	6	1	9

Net change	—	$6	89	$1,010

Class Y
Issued from the sale of shares	1,463,687	$17,627,686	1,249,514	$14,264,592
Issued in connection with the reinvestment of distributions	8,113	96,073	33,652	391,063
Redeemed	(2,903,262)	(34,831,700)	(1,058,760)	(12,154,004)

Net change	(1,431,462)	$(17,107,941)	224,406	$2,501,651

Increase (decrease) from capital share transactions	(1,656,431)	$(19,742,708)	218,738	$2,223,758

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.
(b)	Amount rounds to less than one share.

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14. Capital Shares (continued).

	Six Months Ended June 30, 2018		Period Ended December 31, 2017(a)
Global Green Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	85,968	$850,521	14,126	$142,758
Issued in connection with the reinvestment of distributions	949	9,307	194	1,938
Redeemed	(8,551)	(84,155)	(320)	(3,259)

Net change	78,366	$775,673	14,000	$141,437

Class N
Issued from the sale of shares	50,445	$502,570	2,537,209	$25,376,096
Issued in connection with the reinvestment of distributions	33,777	332,032	50,115	501,290
Redeemed	(7,547)	(74,346)	(515)	(5,155)

Net change	76,675	$760,256	2,586,809	$25,872,231

Class Y
Issued from the sale of shares	29,930	$295,428	4,283	$43,491
Issued in connection with the reinvestment of distributions	295	2,894	68	675
Redeemed	(708)	(6,953)	(24)	(235)

Net change	29,517	$291,369	4,327	$43,931

Increase (decrease) from capital share transactions	184,558	$1,827,298	2,605,136	$26,057,599

(a)	From commencement of operations on February 28, 2017 through December 31, 2017.

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14. Capital Shares (continued).

	Six Months Ended June 30, 2018		Year Ended December 31, 2017(a)
Global Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	195,824	$2,561,827	267,864	$3,326,306
Issued in connection with the reinvestment of distributions	2,040	26,404	2,443	31,197
Redeemed	(10,533)	(140,183)	(22,091)	(265,777)

Net change	187,331	$2,448,048	248,216	$3,091,726

Class C
Issued from the sale of shares	76,592	$989,947	86,492	$1,050,944
Issued in connection with the reinvestment of distributions	335	4,277	372	4,700
Redeemed	(1,419)	(18,362)	(6)	(80)

Net change	75,508	$975,862	86,858	$1,055,564

Class N
Issued from the sale of shares	—	$—	89	$1,001
Issued in connection with the reinvestment of distributions	— (b)	7	1	13

Net change	—	$7	90	$1,014

Class Y
Issued from the sale of shares	1,543,096	$20,532,955	2,401,416	$29,617,275
Issued in connection with the reinvestment of distributions	29,643	385,065	47,449	607,824
Redeemed	(563,676)	(7,375,232)	(2,507,120)	(31,220,521)

Net change	1,009,063	$13,542,788	(58,255)	$(995,422)

Increase (decrease) from capital share transactions	1,271,902	$16,966,705	276,909	$3,152,882

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.
(b)	Amount rounds to less than one share.

|  100

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2018